UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Index VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	397,571,677
Number of Portfolio Holdings	2,000
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	463,469

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	3.5% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRS-A

R-101781-2 (08/25)

DWS Small Cap Index VIP

Class B

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	397,571,677
Number of Portfolio Holdings	2,000
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	463,469

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Government & Agency Obligations	0%
Rights	0%
Other Investments	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	19%
Industrials	17%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	6%
Energy	5%
Materials	4%
Utilities	3%
Communication Services	3%
Consumer Staples	2%

Ten Largest Equity Holdings

Holdings	3.5% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.3%
The Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRS-B

R-101781-2 (08/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
33	Notes to Financial Statements
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Small Cap Index VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 2.6%
Diversified Telecommunication Services 0.4%
Anterix, Inc.*	1,973	50,608
ATN International, Inc.	1,541	25,041
Bandwidth, Inc. "A"*	3,907	62,121
Cogent Communications Holdings, Inc.	6,892	332,263
Globalstar, Inc.*	7,678	180,817
IDT Corp. "B"	2,494	170,390
Liberty Latin America Ltd. "A"*	4,826	29,439
Liberty Latin America Ltd. "C"*	19,073	118,634
Lumen Technologies, Inc.*	146,214	640,417
Shenandoah Telecommunications Co.	7,763	106,043
		1,715,773
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"*	66,680	206,708
Atlanta Braves Holdings, Inc. "A"* (a)	1,002	49,308
Atlanta Braves Holdings, Inc. "C"*	7,105	332,301
Cinemark Holdings, Inc.	16,340	493,141
CuriosityStream, Inc.	4,919	27,694
Eventbrite, Inc. "A"*	10,777	28,344
Gaia, Inc.*	2,601	11,418
Golden Matrix Group, Inc.* (a)	3,627	6,166
IMAX Corp.*	6,624	185,207
Lionsgate Studios Corp.*	29,461	171,168
Madison Square Garden Entertainment Corp.*	6,083	243,138
Marcus Corp.	3,636	61,303
Playstudios, Inc.*	13,461	17,634
Playtika Holding Corp.	8,601	40,683
Reservoir Media, Inc.*	2,965	22,742
Sphere Entertainment Co.*	4,263	178,193
Starz Entertainment Corp.*	1,969	31,642
Vivid Seats, Inc. "A"*	9,683	16,364
		2,123,154
Interactive Media & Services 0.7%
Angi, Inc.*	6,644	101,387
Arena Group Holdings, Inc.*	2,001	12,406
Bumble, Inc. "A"*	11,161	73,551
Cargurus, Inc.*	12,616	422,258
Cars.com, Inc.*	8,920	105,702
EverQuote, Inc. "A"*	4,198	101,508
fuboTV, Inc.*	51,438	198,551
Getty Images Holdings, Inc.* (a)	15,858	26,324
	Shares	Value ($)
Grindr, Inc.*	5,122	116,269
MediaAlpha, Inc. "A"*	5,118	56,042
Nextdoor Holdings, Inc.*	32,311	53,636
QuinStreet, Inc.*	8,193	131,907
Rumble, Inc.*	12,072	108,407
Shutterstock, Inc.	3,815	72,332
Teads Holding Co.*	6,035	14,967
Travelzoo*	977	12,437
TripAdvisor, Inc.*	17,827	232,642
TrueCar, Inc.*	13,390	25,441
Vimeo, Inc.*	24,113	97,417
VTEX "A"*	8,838	58,331
Webtoon Entertainment, Inc.*	2,397	21,765
Yelp, Inc.*	9,573	328,067
Ziff Davis, Inc.*	6,529	197,633
ZipRecruiter, Inc. "A"*	10,123	50,716
		2,619,696
Media 0.8%
Advantage Solutions, Inc.*	16,906	22,316
Altice USA, Inc. "A"*	40,066	85,741
AMC Networks, Inc. "A"* (a)	4,957	31,080
Boston Omaha Corp. "A"*	3,337	46,851
Cable One, Inc.	790	107,290
EchoStar Corp. "A"*	20,784	575,717
Emerald Holding, Inc. (a)	2,534	12,290
Entravision Communications Corp. "A"	9,494	22,026
Gambling.com Group Ltd.*	2,441	29,023
Gannett Co., Inc.*	22,127	79,215
Gray Media, Inc.	13,358	60,512
Ibotta, Inc. "A"* (a)	2,001	73,236
iHeartMedia, Inc. "A"*	16,153	28,429
Integral Ad Science Holding Corp.*	11,672	96,994
John Wiley & Sons, Inc. "A"	6,309	281,571
Magnite, Inc.*	21,452	517,422
National CineMedia, Inc.	9,809	47,525
Newsmax, Inc.*	1,160	17,551
Nexxen International Ltd.*	5,815	60,534
PubMatic, Inc. "A"*	6,391	79,504
Scholastic Corp.	3,319	69,633
Sinclair, Inc.	5,941	82,105
Stagwell, Inc.*	17,759	79,915
TechTarget, Inc.*	4,134	32,121
TEGNA, Inc.	24,716	414,240
The E.W. Scripps Co. "A"*	9,031	26,551
Thryv Holdings, Inc.*	5,779	70,273
WideOpenWest, Inc.*	7,728	31,376
		3,081,041
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	10,491	154,008
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 3

	Shares	Value ($)
Spok Holdings, Inc.	3,150	55,692
Telephone & Data Systems, Inc.	15,045	535,301
		745,001
Consumer Discretionary 9.9%
Automobile Components 1.2%
Adient PLC*	12,869	250,431
American Axle & Manufacturing Holdings, Inc.*	17,964	73,293
Cooper-Standard Holdings, Inc.*	2,694	57,921
Dana, Inc.	20,278	347,768
Dorman Products, Inc.*	4,225	518,281
Fox Factory Holding Corp.*	6,412	166,327
Garrett Motion, Inc.	19,431	204,220
Gentherm, Inc.*	4,639	131,237
Goodyear Tire & Rubber Co.*	40,003	414,831
Holley, Inc.*	7,454	14,908
LCI Industries	3,788	345,428
Luminar Technologies, Inc.* (a)	6,046	17,352
Modine Manufacturing Co.*	8,029	790,857
Motorcar Parts of America, Inc.*	2,784	31,181
Patrick Industries, Inc.	4,987	460,150
Phinia, Inc.	6,024	268,008
Solid Power, Inc.* (a)	21,728	47,584
Standard Motor Products, Inc.	3,265	100,301
Strattec Security Corp.*	592	36,828
Visteon Corp.*	4,201	391,953
XPEL, Inc. 144A*	3,770	135,343
		4,804,202
Automobiles 0.0%
Faraday Future Intelligent Electric, Inc.*	13,328	22,391
Livewire Group, Inc.* (a)	5,587	25,700
Winnebago Industries, Inc.	4,072	118,088
		166,179
Broadline Retail 0.1%
Groupon, Inc.* (a)	3,832	128,181
Kohl's Corp.	16,659	141,268
Savers Value Village, Inc.*	3,789	38,648
		308,097
Distributors 0.1%
A-Mark Precious Metals, Inc.	2,926	64,899
GigaCloud Technology, Inc. "A"* (a)	4,065	80,406
Weyco Group, Inc.	947	31,402
		176,707
	Shares	Value ($)
Diversified Consumer Services 1.3%
Adtalem Global Education, Inc.*	5,653	719,231
American Public Education, Inc.*	2,672	81,389
Carriage Services, Inc.	2,130	97,426
Coursera, Inc.*	20,934	183,382
European Wax Center, Inc. "A"*	4,243	23,888
Frontdoor, Inc.*	11,406	672,270
Graham Holdings Co. "B"	493	466,462
Kindercare Learning Companies, Inc.*	4,846	48,945
Laureate Education, Inc.*	19,750	461,755
Lincoln Educational Services Corp.*	4,554	104,970
Matthews International Corp. "A"	4,613	110,297
Mister Car Wash, Inc.*	14,784	88,852
Nerdy, Inc.*	8,820	14,377
OneSpaWorld Holdings Ltd.	14,577	297,225
Perdoceo Education Corp.	9,435	308,430
Strategic Education, Inc.	3,692	314,300
Stride, Inc.*	6,550	950,994
Udemy, Inc.*	14,878	104,592
Universal Technical Institute, Inc.*	6,842	231,875
		5,280,660
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	8,005	94,219
Bally's Corp.*	1,158	11,094
Biglari Holdings, Inc. "B"*	101	29,513
BJ's Restaurants, Inc.*	3,287	146,600
Bloomin' Brands, Inc.	12,848	110,621
Brinker International, Inc.*	6,787	1,223,900
Cracker Barrel Old Country Store, Inc.	3,411	208,344
Dave & Buster's Entertainment, Inc.* (a)	4,166	125,313
Denny's Corp.*	7,779	31,894
Dine Brands Global, Inc.	2,364	57,516
El Pollo Loco Holdings, Inc.*	4,050	44,591
Everi Holdings, Inc.*	12,948	184,380
First Watch Restaurant Group, Inc.*	6,254	100,314
Genius Sports Ltd.*	33,943	353,007
Global Business Travel Group I*	14,493	91,306
Golden Entertainment, Inc.	2,906	85,524
Hilton Grand Vacations, Inc.*	9,428	391,545
Inspired Entertainment, Inc.*	3,366	27,500
International Game Technology PLC	17,172	271,489
Jack in the Box, Inc. (a)	2,878	50,250
Krispy Kreme, Inc. (a)	12,768	37,155
Kura Sushi USA, Inc. "A"* (a)	1,008	86,769
The accompanying notes are an integral part of the financial statements.

4 |	DWS Small Cap Index VIP

	Shares	Value ($)
Life Time Group Holdings, Inc.*	20,814	631,289
Lindblad Expeditions Holdings, Inc.*	5,621	65,597
Marriott Vacations Worldwide Corp.	4,911	355,114
Monarch Casino & Resort, Inc.	2,005	173,312
Nathan's Famous, Inc.	401	44,343
Papa John's International, Inc.	5,060	247,636
PlayAGS, Inc.*	6,081	75,952
Portillo's, Inc. "A"* (a)	8,433	98,413
Potbelly Corp.*	3,846	47,113
Pursuit Attractions & Hospitality, Inc.*	3,185	91,824
RCI Hospitality Holdings, Inc.	1,231	46,926
Red Rock Resorts, Inc. "A"	7,441	387,155
Rush Street Interactive, Inc.*	13,638	203,206
Sabre Corp.*	55,580	175,633
Serve Robotics, Inc.*	7,181	82,151
Shake Shack, Inc. "A"*	5,958	837,695
Six Flags Entertainment Corp.*	14,719	447,899
Super Group SGHC Ltd.	24,469	268,425
Sweetgreen, Inc. "A"*	15,856	235,937
Target Hospitality Corp.*	5,126	36,497
The Cheesecake Factory, Inc. (a)	7,090	444,259
United Parks & Resorts, Inc.*	4,183	197,228
Xponential Fitness, Inc. "A"*	3,868	28,971
		8,985,419
Household Durables 1.7%
Bassett Furniture Industries, Inc.	1,254	19,061
Beazer Homes U.S.A., Inc.*	4,413	98,719
Cavco Industries, Inc.*	1,169	507,849
Century Communities, Inc.	4,119	231,982
Champion Homes, Inc.*	8,277	518,223
Cricut, Inc. "A"	7,406	50,139
Dream Finders Homes, Inc. "A"* (a)	4,621	116,126
Ethan Allen Interiors, Inc.	3,552	98,923
Flexsteel Industries, Inc.	568	20,465
Green Brick Partners, Inc.*	4,839	304,276
Hamilton Beach Brands Holding Co. "A"	1,082	19,357
Helen of Troy Ltd.*	3,458	98,138
Hovnanian Enterprises, Inc. "A"*	774	80,922
Installed Building Products, Inc.	3,580	645,545
KB Home	10,685	565,984
La-Z-Boy, Inc.	6,263	232,796
Legacy Housing Corp.*	1,295	29,345
	Shares	Value ($)
Leggett & Platt, Inc.	20,439	182,316
LGI Homes, Inc.*	3,181	163,885
Lovesac Co.*	2,234	40,659
M/I Homes, Inc.*	4,054	454,534
Meritage Homes Corp.	10,904	730,241
Sonos, Inc.*	17,901	193,510
Taylor Morrison Home Corp.*	15,081	926,275
Traeger, Inc.*	5,469	9,352
Tri Pointe Home, Inc.*	13,798	440,846
		6,779,468
Leisure Products 0.4%
Acushnet Holdings Corp. (a)	4,325	314,947
American Outdoor Brands, Inc.*	1,896	19,813
Clarus Corp.	4,834	16,774
Escalade, Inc.	1,507	21,068
Funko, Inc. "A"*	4,871	23,186
JAKKS Pacific, Inc.	1,239	25,746
Johnson Outdoors, Inc. "A"	692	20,947
Latham Group, Inc.*	6,503	41,489
Malibu Boats, Inc. "A"*	2,834	88,818
Marine Products Corp.	1,298	11,046
MasterCraft Boat Holdings, Inc.*	2,603	48,364
Outdoor Holding Co.*	12,983	16,618
Peloton Interactive, Inc. "A"*	56,500	392,110
Polaris, Inc.	8,135	330,688
Smith & Wesson Brands, Inc.	6,561	56,949
Sturm Ruger & Co., Inc.	2,446	87,811
Topgolf Callaway Brands Corp.*	20,223	162,795
		1,679,169
Specialty Retail 2.2%
1-800-Flowers.com, Inc. "A"* (a)	3,967	19,518
Abercrombie & Fitch Co. "A"*	7,220	598,177
Academy Sports & Outdoors, Inc.	10,244	459,034
Advance Auto Parts, Inc.	9,192	427,336
American Eagle Outfitters, Inc.	24,835	238,913
America's Car-Mart, Inc.*	1,110	62,204
Arhaus, Inc.*	7,669	66,490
Arko Corp.	11,592	49,034
Asbury Automotive Group, Inc.*	3,009	717,767
Bark, Inc.*	20,418	17,958
Barnes & Noble Education, Inc.*	2,279	26,824
Beyond, Inc.*	8,429	57,992
Boot Barn Holdings, Inc.*	4,717	716,984
Build-a-bear Workshop, Inc.	1,940	100,026
Caleres, Inc.	5,071	61,968
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
Camping World Holdings, Inc. "A"	9,205	158,234
Citi Trends, Inc.*	723	24,141
Designer Brands, Inc. "A" (a)	4,835	11,507
Envela Corp.*	930	5,692
Evgo, Inc.* (a)	19,791	72,237
Foot Locker, Inc.* (a)	13,106	321,097
Genesco, Inc.*	1,493	29,397
Group 1 Automotive, Inc.	1,931	843,287
Haverty Furniture Companies, Inc.	2,256	45,910
J Jill, Inc.	929	13,601
Lands' End, Inc.*	1,979	21,195
MarineMax, Inc.*	2,893	72,730
Monro, Inc.	4,635	69,108
National Vision Holdings, Inc.*	11,945	274,854
ODP Corp.*	4,363	79,101
OneWater Marine, Inc. "A"* (a)	1,905	25,508
Petco Health & Wellness Co., Inc.*	13,171	37,274
RealReal, Inc.*	14,579	69,833
Revolve Group, Inc.*	6,208	124,470
Sally Beauty Holdings, Inc.*	15,548	143,974
Shoe Carnival, Inc.	2,806	52,500
Signet Jewelers Ltd.	6,398	508,961
Sleep Number Corp.* (a)	3,341	22,568
Sonic Automotive, Inc. "A"	2,261	180,722
Stitch Fix, Inc. "A"*	15,770	58,349
The Buckle, Inc.	4,818	218,496
ThredUp, Inc. "A"*	13,943	104,433
Tile Shop Holdings, Inc.*	4,425	28,143
Torrid Holdings, Inc.* (a)	3,093	9,124
Upbound Group, Inc.	8,001	200,825
Urban Outfitters, Inc.*	9,692	703,058
Victoria's Secret & Co.*	10,488	194,238
Warby Parker, Inc. "A"*	15,052	330,090
Winmark Corp.	455	171,813
Zumiez, Inc.*	2,400	31,824
		8,878,519
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	17,837	315,715
Carter's, Inc.	5,462	164,570
Ermenegildo Zegna NV	9,471	80,977
Figs, Inc. "A"*	13,543	76,383
G-III Apparel Group Ltd.*	5,909	132,362
Hanesbrands, Inc.*	53,941	247,050
Kontoor Brands, Inc.	8,450	557,446
Lakeland Industries, Inc.	1,410	19,190
Movado Group, Inc.	2,433	37,103
Oxford Industries, Inc.	2,254	90,723
Rocky Brands, Inc.	1,178	26,140
Steven Madden Ltd.	10,692	256,394
	Shares	Value ($)
Superior Group of Companies, Inc.	2,074	21,362
Wolverine World Wide, Inc.	12,361	223,487
		2,248,902
Consumer Staples 2.2%
Beverages 0.1%
MGP Ingredients, Inc.	2,201	65,964
National Beverage Corp.*	3,675	158,907
The Vita Coco Co., Inc*	6,160	222,376
Zevia PBC "A"*	4,824	15,533
		462,780
Consumer Staples Distribution & Retail 0.5%
Grocery Outlet Holding Corp.*	14,515	180,276
Guardian Pharmacy Services, Inc. "A"* (a)	1,954	41,640
HF Foods Group, Inc.*	6,093	19,376
Ingles Markets, Inc. "A"	2,244	142,225
Natural Grocers by Vitamin Cottage, Inc.	1,961	76,969
PriceSmart, Inc.	3,924	412,177
SpartanNash Co.	5,227	138,463
The Andersons, Inc.	5,039	185,183
The Chefs' Warehouse, Inc.*	5,591	356,762
United Natural Foods, Inc.*	9,194	214,312
Village Super Market, Inc. "A"	1,335	51,398
Weis Markets, Inc.	2,506	181,660
		2,000,441
Food Products 0.9%
Alico, Inc.	811	26,504
B&G Foods, Inc. (a)	11,637	49,225
Beyond Meat, Inc.* (a)	11,228	39,186
BRC, Inc. "A"* (a)	8,222	10,771
Calavo Growers, Inc.	2,599	69,107
Cal-Maine Foods, Inc.	7,042	701,595
Dole PLC	10,200	142,698
Forafric Global PLC* (a)	793	6,185
Fresh Del Monte Produce, Inc.	5,072	164,434
Hain Celestial Group, Inc.*	13,916	21,152
J & J Snack Foods Corp.	2,376	269,462
John B. Sanfilippo & Son, Inc.	1,184	74,876
Lancaster Colony Corp.	3,078	531,786
Lifeway Foods, Inc.*	716	17,649
Limoneira Co.	2,568	40,189
Mama's Creations, Inc.*	5,175	42,953
Mission Produce, Inc.*	7,383	86,529
Seneca Foods Corp. "A"*	690	69,987
Simply Good Foods Co.*	14,380	454,264
Sunopta, Inc.*	14,080	81,664
Tootsie Roll Industries, Inc.	2,692	90,047
TreeHouse Foods, Inc.*	7,713	149,787
Utz Brands, Inc.	11,081	139,067
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Vital Farms, Inc.*	5,225	201,267
Westrock Coffee Co.*	5,351	30,661
WK Kellogg Co. (a)	9,544	152,131
		3,663,176
Household Products 0.3%
Central Garden & Pet Co.*	1,496	52,629
Central Garden & Pet Co. "A"*	7,824	244,813
Energizer Holdings, Inc.	10,161	204,846
Oil-Dri Corp. of America	1,524	89,901
Spectrum Brands Holdings, Inc.	3,927	208,131
WD-40 Co.	2,085	475,567
		1,275,887
Personal Care Products 0.3%
Edgewell Personal Care Co.	7,131	166,937
FitLife Brands, Inc.*	595	7,747
Herbalife Ltd.*	15,182	130,869
Honest Co., Inc.*	14,274	72,655
Interparfums, Inc.	2,809	368,850
Lifevantage Corp.	1,629	21,307
Medifast, Inc.*	1,657	23,281
Nature's Sunshine Products, Inc.*	2,289	33,854
Nu Skin Enterprises, Inc. "A"	7,755	61,962
Olaplex Holdings, Inc.* (a)	22,126	30,976
The Beauty Health Co.*	17,543	33,507
USANA Health Sciences, Inc.*	1,757	53,641
Waldencast PLC "A"* (a)	6,370	15,607
		1,021,193
Tobacco 0.1%
Ispire Technology, Inc.* (a)	3,304	8,458
Turning Point Brands, Inc.	2,636	199,730
Universal Corp.	3,709	216,012
		424,200
Energy 4.8%
Energy Equipment & Services 1.7%
Archrock, Inc.	25,392	630,483
Aris Water Solutions, Inc. "A"	4,732	111,912
Atlas Energy Solutions, Inc. (a)	11,879	158,822
Borr Drilling Ltd.* (a)	34,434	63,014
Bristow Group, Inc.*	4,358	143,683
Cactus, Inc. "A"	10,494	458,798
ChampionX Corp.	29,376	729,700
Core Laboratories, Inc.	7,349	84,661
DMC Global, Inc.*	3,167	25,526
Energy Services of America Corp.	1,822	18,111
Expro Group Holdings NV*	15,796	135,688
Flowco Holdings, Inc. "A"	2,821	50,242
Forum Energy Technologies, Inc.*	1,774	34,540
	Shares	Value ($)
Helix Energy Solutions Group, Inc.*	21,891	136,600
Helmerich & Payne, Inc.	14,821	224,686
Innovex International, Inc.*	5,932	92,658
Kodiak Gas Services, Inc.	8,270	283,413
Liberty Energy, Inc.	24,217	278,011
Mammoth Energy Services, Inc.*	3,702	10,366
Nabors Industries Ltd.*	2,165	60,663
National Energy Services Reunited Corp.*	9,340	56,227
Natural Gas Services Group, Inc.*	1,701	43,903
Noble Corp. PLC	19,339	513,450
Oceaneering International, Inc.*	14,404	298,451
Oil States International, Inc.*	9,417	50,475
Patterson-UTI Energy, Inc.	54,005	320,250
ProFrac Holding Corp. "A"* (a)	1,883	14,612
ProPetro Holding Corp.*	12,559	74,977
Ranger Energy Services, Inc. "A"	2,545	30,387
RPC, Inc.	13,648	64,555
SEACOR Marine Holdings, Inc.*	3,814	19,451
Seadrill Ltd.*	9,601	252,026
Select Water Solutions, Inc.	13,876	119,889
Solaris Energy Infrastructure, Inc.	5,588	158,085
TETRA Technologies, Inc.*	19,418	65,244
Tidewater, Inc.*	7,747	357,369
Transocean Ltd.*	114,108	295,540
Valaris Ltd.*	9,766	411,246
		6,877,714
Oil, Gas & Consumable Fuels 3.1%
Ardmore Shipping Corp.	5,284	50,726
Berry Corp.	11,945	33,088
BKV Corp.*	2,564	61,844
California Resources Corp.	10,017	457,476
Calumet, Inc.*	10,572	166,562
Centrus Energy Corp. "A"* (a)	2,266	415,086
Clean Energy Fuels Corp.*	26,495	51,665
CNX Resources Corp.*	21,835	735,403
Comstock Resources, Inc.*	11,355	314,193
Core Natural Resources, Inc.	8,112	565,731
Crescent Energy Co. "A"	27,420	235,812
CVR Energy, Inc.	4,758	127,752
Delek U.S. Holdings, Inc.	9,296	196,889
DHT Holdings, Inc.	19,529	211,108
Diversified Energy Co. PLC REG S	8,422	123,551
Dorian LPG Ltd.	5,694	138,820
Empire Petroleum Corp.* (a)	2,521	13,311
Encore Energy Corp.* (a)	28,338	81,047
Energy Fuels, Inc.* (a)	31,881	183,316
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Epsilon Energy Ltd.	2,933	21,646
Evolution Petroleum Corp.	4,805	22,583
Excelerate Energy, Inc. "A"	3,542	103,851
FLEX LNG Ltd. (a)	4,734	104,053
FutureFuel Corp.	4,335	16,820
Gevo, Inc.*	35,502	46,863
Golar LNG Ltd.	15,320	631,031
Granite Ridge Resources, Inc.	8,330	53,062
Green Plains, Inc.*	9,398	56,670
Gulfport Energy Corp.*	2,336	469,933
Hallador Energy Co.* (a)	4,762	75,382
HighPeak Energy, Inc. (a)	2,800	27,440
Infinity Natural Resources, Inc. "A"*	2,234	40,905
International Seaways, Inc.	6,073	221,543
Kinetik Holdings, Inc.	6,791	299,144
Kolibri Global Energy, Inc.*	5,423	37,148
Kosmos Energy Ltd.*	71,387	122,786
Lightbridge Corp.*	2,868	38,345
Magnolia Oil & Gas Corp. "A"	28,560	642,029
Murphy Oil Corp.	20,833	468,742
NACCO Industries, Inc. "A"	683	30,264
Navigator Holdings Ltd.	5,024	71,090
New Fortress Energy, Inc.	25,936	86,108
NextDecade Corp*	20,490	182,566
NextNRG, Inc.*	2,635	7,299
Nordic American Tankers Ltd.	30,191	79,402
Northern Oil and Gas, Inc.	14,167	401,634
OPAL Fuels, Inc. "A"*	3,219	7,790
Par Pacific Holdings, Inc.*	8,149	216,193
PBF Energy, Inc. "A"	12,843	278,308
Peabody Energy Corp.	18,769	251,880
Prairie Operating Co.* (a)	3,277	9,815
PrimeEnergy Resources Corp.*	100	14,638
REX American Resources Corp.*	2,313	112,666
Riley Exploration Permian, Inc.	2,021	53,011
Sable Offshore Corp.*	10,484	230,438
Sandridge Energy, Inc.	5,537	59,910
Scorpio Tankers, Inc.	6,689	261,741
SFL Corp. Ltd.	18,585	154,813
Sitio Royalties Corp. "A"	11,808	217,031
SM Energy Co.	17,499	432,400
Summit Midstream Corp.*	1,525	37,408
Talos Energy, Inc.*	18,465	156,583
Teekay Corp. Ltd.	8,026	66,214
Teekay Tankers Ltd. "A"	3,704	154,531
Uranium Energy Corp.*	65,202	443,374
Vaalco Energy, Inc.	15,545	56,117
Verde Clean Fuels, Inc.*	668	2,298
Vital Energy, Inc.*	4,450	71,600
Vitesse Energy, Inc. (a)	4,490	99,184
	Shares	Value ($)
W&T Offshore, Inc. (a)	15,459	25,507
World Kinect Corp.	8,459	239,813
		12,174,982
Financials 19.0%
Banks 10.4%
1st Source Corp.	2,924	181,493
ACNB Corp.	1,578	67,602
Amalgamated Financial Corp.	3,603	112,414
Amerant Bancorp, Inc.	5,663	103,236
Ameris Bancorp.	10,158	657,223
Ames National Corp.	1,323	23,563
Arrow Financial Corp.	2,485	65,654
Associated Banc-Corp.	25,506	622,091
Atlantic Union Bankshares Corp.	21,846	683,343
Axos Financial, Inc.*	7,992	607,712
Banc of California, Inc.	21,233	298,324
BancFirst Corp.	3,203	395,955
Bank First Corp.	1,410	165,886
Bank of Hawaii Corp.	6,032	407,341
Bank of Marin Bancorp.	2,243	51,230
Bank of NT Butterfield & Son Ltd.	6,756	299,156
Bank7 Corp.	638	26,688
BankFinancial Corp.	1,667	19,287
BankUnited, Inc.	11,592	412,559
Bankwell Financial Group, Inc.	984	35,454
Banner Corp.	5,226	335,248
Bar Harbor Bankshares	2,368	70,945
BayCom Corp.	1,659	45,971
BCB Bancorp., Inc.	2,434	20,494
Berkshire Hills Bancorp., Inc.	7,127	178,460
Blue Foundry Bancorp.*	2,679	25,638
Blue Ridge Bankshares, Inc.*	9,750	35,002
Bridgewater Bancshares, Inc.*	3,058	48,653
Brookline Bancorp., Inc.	13,332	140,653
Burke & Herbert Financial Services Corp.	2,039	121,789
Business First Bancshares, Inc.	4,377	107,893
BV Financial, Inc.*	1,334	20,317
Byline Bancorp., Inc.	4,197	112,186
C&F Financial Corp.	472	29,137
Cadence Bank	26,879	859,590
California BanCorp.*	3,391	53,442
Camden National Corp.	2,568	104,209
Capital Bancorp., Inc	1,804	60,578
Capital City Bank Group, Inc.	2,123	83,540
Capitol Federal Financial, Inc.	18,937	115,516
Carter Bankshares, Inc.*	3,536	61,314
Cathay General Bancorp.	10,319	469,824
CB Financial Services, Inc.	713	20,320
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Central Pacific Financial Corp.	4,074	114,194
CF Bankshares, Inc.	590	14,142
Chain Bridge Bancorp, Inc. "A"*	368	9,483
Chemung Financial Corp.	636	30,827
ChoiceOne Financial Services, Inc.	2,190	62,853
Citizens & Northern Corp.	2,323	43,998
Citizens Community Bancorp, Inc.	1,482	20,452
Citizens Financial Services, Inc.	679	39,871
City Holding Co.	2,219	271,650
Civista Bancshares, Inc.	2,323	53,894
CNB Financial Corp.	3,195	73,038
Coastal Financial Corp.*	1,980	191,803
Colony Bankcorp, Inc.	2,651	43,662
Columbia Financial, Inc.*	4,278	62,074
Community Financial System, Inc.	8,103	460,818
Community Trust Bancorp., Inc.	2,440	129,125
Community West Bancshares	2,472	48,229
ConnectOne Bancorp., Inc.	7,310	169,297
Customers Bancorp., Inc.*	4,506	264,682
CVB Financial Corp.	20,221	400,174
Dime Community Bancshares, Inc.	6,109	164,576
Eagle Bancorp Montana, Inc.	1,135	18,920
Eagle Bancorp., Inc.	4,604	89,686
Eagle Financial Services, Inc.	698	21,373
Eastern Bankshares, Inc.	30,082	459,352
ECB Bancorp, Inc.*	1,180	18,219
Enterprise Bancorp., Inc.	1,528	60,570
Enterprise Financial Services Corp.	5,633	310,378
Equity Bancshares, Inc. "A"	2,433	99,266
Esquire Financial Holdings, Inc.	1,102	104,315
ESSA Bancorp., Inc.	1,317	25,550
Farmers & Merchants Bancorp., Inc.	1,991	50,332
Farmers National Banc Corp.	5,427	74,838
FB Bancorp, Inc.*	2,733	30,746
FB Financial Corp.	5,412	245,164
Fidelity D&D Bancorp, Inc.	736	33,856
Financial Institutions, Inc.	3,027	77,733
Finward Bancorp	522	14,418
Finwise Bancorp*	1,395	20,939
First BanCorp.	24,773	516,022
First BanCorp. - North Carolina	6,189	272,873
First Bancorp., Inc.	1,673	42,511
First Bank	3,075	47,570
First Busey Corp.	13,094	299,656
	Shares	Value ($)
First Business Financial Services, Inc.	1,224	62,008
First Capital, Inc.	502	20,728
First Commonwealth Financial Corp.	15,486	251,338
First Community Bancshares, Inc.	2,380	93,225
First Community Corp.	1,126	27,452
First Financial Bancorp.	14,587	353,881
First Financial Bankshares, Inc.	20,592	740,900
First Financial Corp.	1,775	96,187
First Financial Northwest, Inc.* (b)	1,109	621
First Foundation, Inc.*	9,923	50,607
First Internet Bancorp.	1,289	34,674
First Interstate BancSystem, Inc. "A"	13,463	388,004
First Merchants Corp.	8,950	342,785
First Mid Bancshares, Inc.	3,163	118,581
First National Corp.	1,191	23,189
First Savings Financial Group, Inc.	858	21,484
First United Corp.	928	28,777
First Western Financial, Inc.*	1,244	28,065
Firstsun Capital Bancorp*	1,937	67,311
Five Star Bancorp.	2,399	68,467
Flagstar Financial, Inc.	46,563	493,568
Flushing Financial Corp.	5,060	60,113
Franklin Financial Services Corp.	642	22,229
FS Bancorp, Inc.	1,028	40,483
Fulton Financial Corp.	27,957	504,344
FVCBankcorp, Inc.*	2,677	31,589
GBank Financial Holdings, Inc.*	1,384	49,007
German American Bancorp., Inc.	5,544	213,499
Glacier Bancorp., Inc.	17,512	754,417
Great Southern Bancorp., Inc.	1,343	78,942
Greene County Bancorp., Inc.	991	22,020
Guaranty Bancshares, Inc.	1,373	58,270
Hancock Whitney Corp.	13,141	754,293
Hanmi Financial Corp.	4,694	115,848
Hanover Bancorp, Inc.	729	16,687
HarborOne Bancorp, Inc.	5,533	64,625
Hawthorn Bancshares, Inc.	892	25,993
HBT Financial, Inc.	1,968	49,613
Heritage Commerce Corp.	8,889	88,268
Heritage Financial Corp.	5,243	124,993
Hilltop Holdings, Inc.	7,090	215,181
Hingham Institution For Savings (a)	242	60,101
Home Bancorp., Inc.	1,102	57,062
Home BancShares, Inc.	28,817	820,132
HomeStreet, Inc.*	2,935	38,360
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
HomeTrust Bancshares, Inc.	2,453	91,767
Hope Bancorp., Inc.	18,028	193,440
Horizon Bancorp, Inc.	6,796	104,522
Independent Bank Corp.	9,651	512,370
International Bancshares Corp.	8,354	556,042
Investar Holding Corp.	1,254	24,227
John Marshall Bancorp, Inc.	1,953	36,189
Kearny Financial Corp.	8,884	57,391
Lakeland Financial Corp.	3,911	240,331
Landmark Bancorp, Inc.	700	18,508
LCNB Corp.	2,080	30,222
LINKBANCORP, Inc.	3,545	25,914
Live Oak Bancshares, Inc.	5,418	161,456
MainStreet Bancshares, Inc.	1,071	20,242
Mercantile Bank Corp.	2,378	110,363
Meridian Corp.	1,406	18,123
Metrocity Bankshares, Inc.	2,880	82,310
Metropolitan Bank Holding Corp.*	1,482	103,740
Mid Penn Bancorp, Inc.	3,033	85,531
Middlefield Banc Corp.	1,080	32,519
Midland States Bancorp., Inc.	3,192	55,285
MidWestOne Financial Group, Inc.	3,180	91,489
MVB Financial Corp.	1,790	40,329
National Bank Holdings Corp. "A"	5,801	218,176
National Bankshares, Inc.	895	24,344
NB Bancorp, Inc.*	5,376	96,015
NBT Bancorp., Inc.	7,848	326,084
Nicolet Bankshares, Inc.	2,047	252,764
Northeast Bank	1,098	97,711
Northeast Community Bancorp, Inc.	1,936	45,002
Northfield Bancorp., Inc.	5,917	67,927
Northpointe Bancshares, Inc.	1,613	22,114
Northrim BanCorp., Inc.	830	77,406
Northwest Bancshares, Inc.	19,338	247,140
Norwood Financial Corp.	1,325	34,158
Oak Valley Bancorp.	1,057	28,793
OceanFirst Financial Corp.	8,706	153,313
OFG Bancorp.	6,947	297,332
Ohio Valley Banc Corp.	583	18,790
Old National Bancorp.	49,160	1,049,074
Old Point Financial Corp.	615	24,139
Old Second Bancorp., Inc.	6,773	120,153
OP Bancorp.	1,823	23,681
Orange County Bancorp, Inc.	1,598	41,292
Origin Bancorp, Inc.	4,562	163,046
Orrstown Financial Services, Inc.	2,792	88,869
Pacific Premier Bancorp., Inc.	14,691	309,833
Park National Corp.	2,272	380,015
Parke Bancorp., Inc. (a)	1,456	29,659
	Shares	Value ($)
Pathward Financial, Inc.	3,630	287,206
Patriot National Bancorp, Inc.*	6,794	10,327
PCB Bancorp.	1,703	35,729
Peapack-Gladstone Financial Corp.	2,456	69,382
Penns Woods Bancorp., Inc.	1,131	34,337
Peoples Bancorp of North Carolina, Inc.	732	21,118
Peoples Bancorp., Inc.	5,221	159,449
Peoples Financial Services Corp.	1,441	71,142
Pioneer Bancorp., Inc.*	1,880	22,616
Plumas Bancorp.	843	37,480
Ponce Financial Group, Inc.*	3,041	42,087
Preferred Bank	1,887	163,310
Primis Financial Corp.	3,225	34,991
Princeton Bancorp, Inc.	844	25,776
Provident Bancorp, Inc.*	2,516	31,425
Provident Financial Services, Inc.	19,725	345,779
QCR Holdings, Inc.	2,488	168,935
RBB Bancorp.	2,605	44,832
Red River Bancshares, Inc.	664	38,977
Renasant Corp.	14,463	519,656
Republic Bancorp., Inc. "A"	1,283	93,800
Rhinebeck Bancorp, Inc.*	672	7,883
Richmond Mutual Bancorp., Inc.	1,391	19,196
Riverview Bancorp., Inc.	3,140	17,270
S&T Bancorp., Inc.	5,806	219,583
SB Financial Group, Inc.	919	17,553
Seacoast Banking Corp. of Florida	13,002	359,115
ServisFirst Bancshares, Inc.	7,907	612,872
Shore Bancshares, Inc.	4,738	74,481
Sierra Bancorp.	2,012	59,736
Simmons First National Corp. "A"	19,229	364,582
SmartFinancial, Inc.	2,240	75,667
Sound Financial Bancorp, Inc.	324	14,904
South Plains Financial, Inc.	1,978	71,287
Southern First Bancshares, Inc.*	1,184	45,028
Southern Missouri Bancorp., Inc.	1,482	81,184
Southern States Bancshares, Inc.	1,310	47,645
Southside Bancshares, Inc.	4,468	131,493
SR Bancorp, Inc.	1,199	16,187
Stellar Bancorp, Inc.	7,212	201,792
Sterling Bancorp., Inc.* (b)	3,460	0
Stock Yards Bancorp., Inc.	4,033	318,526
Texas Capital Bancshares, Inc.*	6,971	553,497
The Bancorp, Inc.*	6,991	398,277
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Third Coast Bancshares, Inc.*	1,985	64,850
Timberland Bancorp., Inc.	1,157	36,098
Tompkins Financial Corp.	2,066	129,600
TowneBank	10,825	369,998
TriCo Bancshares	4,737	191,801
Triumph Financial, Inc.*	3,430	189,027
TrustCo Bank Corp. NY	2,898	96,851
Trustmark Corp.	8,712	317,640
UMB Financial Corp.	11,147	1,172,219
Union Bankshares, Inc.	561	14,934
United Bankshares, Inc.	21,685	789,985
United Community Banks, Inc.	18,460	549,923
United Security Bancshares	2,092	18,096
Unity Bancorp., Inc.	1,114	52,447
Univest Financial Corp.	4,348	130,614
USCB Financial Holdings, Inc.	1,626	26,894
Valley National Bancorp.	74,328	663,749
Veritex Holdings, Inc.	8,125	212,062
Virginia National Bankshares Corp.	728	26,936
WaFd, Inc.	12,329	360,993
Washington Trust Bancorp., Inc.	2,995	84,699
WesBanco, Inc.	14,509	458,920
West BanCorp, Inc.	2,509	49,252
Westamerica BanCorp.	3,913	189,546
Western New England Bancorp, Inc.	2,823	26,056
WSFS Financial Corp.	8,905	489,775
		41,146,197
Capital Markets 1.7%
Acadian Asset Management, Inc.	4,270	150,475
AlTi Global, Inc.*	6,575	27,286
Artisan Partners Asset Management, Inc. "A"	9,518	421,933
Bakkt Holdings, Inc.*	780	10,881
BGC Group, Inc. "A"	54,955	562,189
Cohen & Steers, Inc.	4,256	320,689
Diamond Hill Investment Group, Inc.	410	59,577
DigitalBridge Group, Inc.	26,268	271,874
Donnelley Financial Solutions, Inc.*	4,077	251,347
Forge Global Holdings, Inc.*	1,555	29,607
GCM Grosvenor, Inc. "A"	6,589	76,169
Marex Group PLC	4,889	192,969
MarketWise, Inc.	356	7,045
Moelis & Co. "A"	11,396	710,199
Open Lending Corp.*	15,988	31,017
P10, Inc. "A"	8,308	84,908
Patria Investments Ltd. "A"	9,195	129,282
Perella Weinberg Partners	9,351	181,596
Piper Sandler Companies	2,685	746,269
	Shares	Value ($)
PJT Partners, Inc. "A"	3,528	582,155
Siebert Financial Corp.*	2,202	9,733
Silvercrest Asset Management Group, Inc. "A"	1,221	19,365
StepStone Group, Inc. "A"	9,618	533,799
StoneX Group, Inc.*	6,939	632,420
Value Line, Inc. (a)	119	4,659
Victory Capital Holdings, Inc. "A"	6,797	432,765
Virtus Investment Partners, Inc.	1,012	183,577
Westwood Holdings Group, Inc.	1,138	17,753
WisdomTree, Inc.	18,468	212,567
		6,894,105
Consumer Finance 1.1%
Atlanticus Holdings Corp.*	853	46,702
Bread Financial Holdings, Inc.	7,163	409,150
Consumer Portfolio Services, Inc.*	1,314	12,917
Dave, Inc.*	1,421	381,411
Encore Capital Group, Inc.*	3,539	136,995
Enova International, Inc.*	3,763	419,650
FirstCash Holdings, Inc.	6,076	821,111
Green Dot Corp. "A"*	7,988	86,111
LendingClub Corp.*	17,379	209,069
LendingTree, Inc.*	1,714	63,538
Medallion Financial Corp.	2,502	23,844
Navient Corp.	10,949	154,381
Nelnet, Inc. "A"	2,130	257,985
NerdWallet, Inc. "A"*	6,344	69,594
Oportun Financial Corp.*	5,156	36,917
OppFi, Inc.	3,732	52,211
PRA Group, Inc.*	5,825	85,919
PROG Holdings, Inc.	6,255	183,584
Regional Management Corp.	1,321	38,586
Upstart Holdings, Inc.*	12,903	834,566
Vroom, Inc.*	177	5,046
World Acceptance Corp.*	496	81,899
		4,411,186
Financial Services 2.6%
Acacia Research Corp.*	6,132	21,953
Alerus Financial Corp.	3,346	72,407
AvidXchange Holdings, Inc.*	26,087	255,392
Banco Latinoamericano de Comercio Exterior SA	4,467	180,020
Better Home & Finance Holding Co.*	750	9,292
Burford Capital Ltd.	29,431	419,686
Cannae Holdings, Inc.	8,812	183,730
Cantaloupe, Inc.*	8,143	89,492
Cass Information Systems, Inc.	1,839	79,905
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Compass Diversified Holdings	10,138	63,667
Enact Holdings, Inc.	4,440	164,946
Essent Group Ltd.	15,236	925,282
EVERTEC, Inc.	9,870	355,813
Federal Agricultural Mortgage Corp. "C"	1,438	279,375
Finance of America Companies, Inc. "A"*	690	16,091
Flywire Corp.*	18,118	211,981
HA Sustainable Infrastructure Capital, Inc.	18,760	503,894
International Money Express, Inc.*	4,500	45,405
Jackson Financial, Inc. "A"	10,977	974,648
loanDepot, Inc. "A"*	12,496	15,870
Marqeta, Inc. "A"*	58,925	343,533
Merchants Bancorp.	3,977	131,519
NCR Atleos Corp.*	11,237	320,592
NewtekOne, Inc.	3,778	42,616
NMI Holdings, Inc.*	11,986	505,689
Onity Group, Inc.*	1,032	39,391
Pagseguro Digital Ltd. "A"	27,193	262,140
Payoneer Global, Inc.*	42,688	292,413
Paysafe Ltd.*	4,812	60,727
Paysign, Inc.*	5,141	37,015
PennyMac Financial Services, Inc.	4,482	446,586
Priority Technology Holdings, Inc.*	3,835	29,836
Radian Group, Inc.	21,657	780,085
Remitly Global, Inc.*	23,767	446,107
Repay Holdings Corp.*	12,373	59,638
Security National Financial Corp. "A"*	2,274	22,399
Sezzle, Inc.* (a)	2,263	405,643
StoneCo., Ltd. "A"*	37,157	595,998
SWK Holdings Corp.	529	7,797
Triller Group, Inc.*	15,616	14,531
Velocity Financial, Inc.*	1,727	32,019
Walker & Dunlop, Inc.	5,049	355,853
Waterstone Financial, Inc.	2,474	34,166
		10,135,142
Insurance 2.3%
Ambac Financial Group, Inc.*	7,052	50,069
American Coastal Insurance Corp. "C"	3,816	42,434
AMERISAFE, Inc.	2,961	129,484
Baldwin Insurance Group, Inc.*	10,771	461,106
Bowhead Specialty Holdings, Inc.*	2,487	93,337
Citizens, Inc.*	6,958	24,283
CNO Financial Group, Inc.	15,245	588,152
Crawford & Co. "A"	2,341	24,768
Donegal Group, Inc. "A"	2,368	47,419
	Shares	Value ($)
eHealth, Inc.*	4,416	19,210
Employers Holdings, Inc.	3,649	172,160
Enstar Group Ltd.*	1,826	614,193
F&G Annuities & Life, Inc.	3,267	104,479
Fidelis Insurance Holdings Ltd.	9,154	151,773
Genworth Financial, Inc.*	63,074	490,716
GoHealth, Inc. "A"*	701	3,891
Goosehead Insurance, Inc. "A"	3,656	385,745
Greenlight Capital Re Ltd. "A"*	3,997	57,437
Hamilton Insurance Group Ltd. "B"*	6,920	149,610
HCI Group, Inc.	1,317	200,447
Heritage Insurance Holdings, Inc.*	3,373	84,123
Hippo Holdings, Inc.*	2,740	76,528
Horace Mann Educators Corp.	6,279	269,809
Investors Title Co.	219	46,275
James River Group Holdings Ltd.	5,779	33,865
Kestrel Group Ltd.*	256	6,794
Kingstone Companies, Inc.*	1,708	26,320
Kingsway Financial Services, Inc.*	2,771	37,519
Lemonade, Inc.* (a)	8,525	373,480
MBIA, Inc.*	7,039	30,549
Mercury General Corp.	4,082	274,882
NI Holdings, Inc.*	1,163	14,817
Oscar Health, Inc. "A"*	28,065	601,714
Palomar Holdings, Inc.*	4,043	623,633
ProAssurance Corp.*	7,828	178,713
Root, Inc. "A"*	1,631	208,719
Safety Insurance Group, Inc.	2,258	179,263
Selective Insurance Group, Inc.	9,324	807,925
Selectquote, Inc.*	21,145	50,325
SiriusPoint Ltd.*	15,730	320,735
Skyward Specialty Insurance Group, Inc.*	5,487	317,094
Stewart Information Services Corp.	4,263	277,521
Tiptree, Inc.	3,622	85,407
Trupanion, Inc.*	5,685	314,665
United Fire Group, Inc.	3,158	90,635
Universal Insurance Holdings, Inc.	3,913	108,507
		9,250,530
Mortgage Real Estate Investment Trusts (REITs) 0.9%
ACRES Commercial Realty Corp. *	980	17,581
Advanced Flower Capital, Inc. (a)	2,753	12,333
AG Mortgage Investment Trust, Inc.	4,591	34,662
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Angel Oak Mortgage REIT, Inc.	1,894	17,841
Apollo Commercial Real Estate Finance, Inc.	21,448	207,617
Arbor Realty Trust, Inc. (a)	29,271	313,200
Ares Commercial Real Estate Corp. (a)	8,243	39,319
ARMOUR Residential REIT, Inc. (a)	12,639	212,462
Blackstone Mortgage Trust, Inc. "A" (a)	24,973	480,730
BrightSpire Capital, Inc.	20,174	101,879
Chicago Atlantic Real Estate Finance, Inc.	2,723	38,013
Chimera Investment Corp.	12,199	169,200
Claros Mortgage Trust, Inc.	13,672	38,965
Dynex Capital, Inc. (a)	16,193	197,878
Ellington Financial, Inc. (a)	14,200	184,458
Franklin BSP Realty Trust, Inc. (a)	12,457	133,165
Invesco Mortgage Capital, Inc.	9,681	75,899
KKR Real Estate Finance Trust, Inc.	9,110	79,895
Ladder Capital Corp.	17,303	186,007
Lument Finance Trust, Inc.	7,165	15,835
MFA Financial, Inc.	15,534	146,952
New York Mortgage Trust, Inc.	13,061	87,509
Nexpoint Real Estate Finance, Inc.	1,251	17,251
Orchid Island Capital, Inc. (a)	16,492	115,609
PennyMac Mortgage Investment Trust	13,218	169,984
Ready Capital Corp. (a)	25,530	111,566
Redwood Trust, Inc.	20,422	120,694
Rithm Property Trust, Inc.	6,261	16,905
Seven Hills Realty Trust	1,986	23,971
Sunrise Realty Trust, Inc. (a)	1,527	16,186
TPG RE Finance Trust, Inc.	10,540	81,369
Two Harbors Investment Corp.	16,086	173,246
		3,638,181
Health Care 15.6%
Biotechnology 7.1%
4D Molecular Therapeutics, Inc.*	6,537	24,252
89bio, Inc.*	19,105	187,611
Abeona Therapeutics, Inc.*	6,680	37,942
Absci Corp.* (a)	16,674	42,852
ACADIA Pharmaceuticals, Inc.*	19,066	411,254
Actuate Therapeutics, Inc.*	905	5,530
ADC Therapeutics SA*	11,327	30,356
ADMA Biologics, Inc.*	35,520	646,819
Agios Pharmaceuticals, Inc.*	8,668	288,298
Akebia Therapeutics, Inc.*	38,289	139,372
	Shares	Value ($)
Akero Therapeutics, Inc.*	10,705	571,219
Aldeyra Therapeutics, Inc.*	7,876	30,165
Alector, Inc.*	12,780	17,892
Alkermes PLC*	24,858	711,187
Allogene Therapeutics, Inc.* (a)	23,977	27,094
Altimmune, Inc.* (a)	11,829	45,778
Amicus Therapeutics, Inc.*	42,652	244,396
AnaptysBio, Inc.*	2,983	66,223
Anavex Life Sciences Corp.* (a)	12,804	118,053
Anika Therapeutics, Inc.*	2,025	21,425
Annexon, Inc.*	15,203	36,487
Apogee Therapeutics, Inc.*	4,888	212,286
Arbutus Biopharma Corp.*	22,659	70,016
Arcellx, Inc.*	5,606	369,155
Arcturus Therapeutics Holdings, Inc.*	3,963	51,559
Arcus Biosciences, Inc.*	10,536	85,763
Arcutis Biotherapeutics, Inc.*	16,183	226,886
Ardelyx, Inc.*	35,709	139,979
ArriVent Biopharma, Inc.*	3,519	76,609
Arrowhead Pharmaceuticals, Inc.*	18,468	291,794
ARS Pharmaceuticals, Inc.* (a)	8,398	146,545
Astria Therapeutics, Inc.*	7,209	38,640
aTyr Pharma, Inc.*	13,311	67,487
Aura Biosciences, Inc.*	5,709	35,738
Aurinia Pharmaceuticals, Inc.*	18,044	152,833
Avidity Biosciences, Inc.*	17,528	497,795
Avita Medical, Inc.* (a)	3,965	20,975
Beam Therapeutics, Inc.*	14,640	249,026
Benitec Biopharma, Inc.*	2,214	25,904
Bicara Therapeutics, Inc.*	5,239	48,670
BioCryst Pharmaceuticals, Inc.*	32,100	287,616
Biohaven Ltd.*	13,849	195,409
Blueprint Medicines Corp.*	9,805	1,256,805
Bridgebio Pharma, Inc.*	23,950	1,034,161
Bright Minds Biosciences, Inc.*	704	18,381
Candel Therapeutics, Inc.* (a)	6,018	30,451
Capricor Therapeutics, Inc.* (a)	5,722	56,819
Cardiff Oncology, Inc.* (a)	8,596	27,077
CareDx, Inc.*	8,351	163,179
Cargo Therapeutics, Inc.*	5,349	22,038
Cartesian Therapeutics, Inc.* (a)	1,600	16,624
Catalyst Pharmaceuticals, Inc.*	17,749	385,153
Celcuity, Inc.*	4,376	58,420
Celldex Therapeutics, Inc.*	9,880	201,058
CG oncology, Inc.*	8,553	222,378
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Cidara Therapeutics, Inc.*	2,575	125,428
Cogent Biosciences, Inc.*	16,234	116,560
Coherus Oncology, Inc.* (a)	17,544	12,830
Compass Therapeutics, Inc.* (a)	13,638	35,459
Corvus Pharmaceuticals, Inc.*	8,010	32,040
Crinetics Pharmaceuticals, Inc.*	13,795	396,744
CRISPR Therapeutics AG*	12,674	616,463
Cullinan Therapeutics, Inc.*	8,062	60,707
Cytokinetics, Inc.*	17,891	591,119
Day One Biopharmaceuticals, Inc.*	10,988	71,422
Denali Therapeutics, Inc.*	20,274	283,633
Design Therapeutics, Inc.*	5,097	17,177
DiaMedica Therapeutics, Inc.*	4,047	15,783
Dianthus Therapeutics, Inc.* (a)	2,988	55,666
Disc Medicine, Inc.*	3,774	199,871
Dynavax Technologies Corp.*	16,105	159,762
Dyne Therapeutics, Inc.*	14,369	136,793
Editas Medicine, Inc.* (a)	13,132	28,890
Eledon Pharmaceuticals, Inc.*	8,957	24,273
Emergent BioSolutions, Inc.*	8,268	52,750
Enanta Pharmaceuticals, Inc.*	3,096	23,406
Entrada Therapeutics, Inc.*	3,900	26,208
Erasca, Inc.*	28,586	36,304
Fate Therapeutics, Inc.*	15,858	17,761
Fennec Pharmaceuticals, Inc.*	3,733	30,984
Foghorn Therapeutics, Inc.*	5,062	23,791
Geron Corp.*	90,728	127,927
Gossamer Bio, Inc.*	29,055	35,738
GRAIL, Inc.*	4,672	240,234
Greenwich Lifesciences, Inc.* (a)	959	8,698
Gyre Therapeutics, Inc.* (a)	2,083	15,310
Heron Therapeutics, Inc.* (a)	23,391	48,419
Humacyte, Inc.* (a)	19,128	39,978
Ideaya Biosciences, Inc.*	12,948	272,167
ImmunityBio, Inc.* (a)	35,193	92,910
Immunome, Inc.*	11,268	104,792
Immunovant, Inc.*	10,431	166,896
Inhibikase Therapeutics, Inc.*	9,223	17,985
Inhibrx Biosciences, Inc.*	1,379	19,678
Inmune Bio, Inc.* (a)	1,958	4,523
Intellia Therapeutics, Inc.* (a)	15,870	148,861
Iovance Biotherapeutics, Inc.* (a)	39,182	67,393
Ironwood Pharmaceuticals, Inc.*	22,309	16,000
iTeos Therapeutics, Inc.*	4,596	45,822
	Shares	Value ($)
Jade Biosciences, Inc.	4,954	49,490
Janux Therapeutics, Inc.*	6,028	139,247
KalVista Pharmaceuticals, Inc.*	5,835	65,965
Keros Therapeutics, Inc.*	5,206	69,500
Kodiak Sciences, Inc.*	5,061	18,878
Korro Bio, Inc.*	966	12,065
Krystal Biotech, Inc.*	3,798	522,073
Kura Oncology, Inc.*	12,108	69,863
Kymera Therapeutics, Inc.*	7,180	313,335
Larimar Therapeutics, Inc.*	6,639	19,187
Lexeo Therapeutics, Inc.* (a)	3,644	14,649
Madrigal Pharmaceuticals, Inc.*	2,586	782,627
MannKind Corp.*	46,404	173,551
MeiraGTx Holdings PLC*	6,362	41,480
Metsera, Inc.* (a)	2,718	77,327
MiMedx Group, Inc.*	17,555	107,261
Mineralys Therapeutics, Inc.*	5,991	81,058
Mirum Pharmaceuticals, Inc.*	6,658	338,826
Monopar Therapeutics, Inc.*	624	22,327
Monte Rosa Therapeutics, Inc.*	6,415	28,932
Myriad Genetics, Inc.*	13,476	71,558
Neurogene, Inc.* (a)	1,599	23,905
Nkarta, Inc.*	8,379	13,909
Novavax, Inc.* (a)	23,423	147,565
Nurix Therapeutics, Inc.*	11,268	128,343
Nuvalent, Inc. "A"*	6,581	502,130
Nuvectis Pharma, Inc.*	1,973	14,738
Olema Pharmaceuticals, Inc.*	9,108	38,800
Organogenesis Holdings, Inc.*	10,232	37,449
ORIC Pharmaceuticals, Inc.*	6,857	69,599
Oruka Therapeutics, Inc.	4,152	46,544
Palvella Therapeutics, Inc.*	1,050	23,667
Perspective Therapeutics, Inc.* (a)	8,205	28,225
Praxis Precision Medicines, Inc.*	2,726	114,628
Precigen, Inc.* (a)	21,415	30,409
Prime Medicine, Inc.* (a)	8,984	22,190
Protagonist Therapeutics, Inc.*	8,963	495,385
Protalix BioTherapeutics, Inc.*	10,693	15,826
Protara Therapeutics, Inc.*	4,940	14,968
Prothena Corp. PLC*	6,358	38,593
PTC Therapeutics, Inc.*	11,905	581,440
Puma Biotechnology, Inc.*	6,653	22,820
Recursion Pharmaceuticals, Inc. "A"* (a)	51,991	263,074
REGENXBIO, Inc.*	6,923	56,838
Relay Therapeutics, Inc.*	20,479	70,857
Replimune Group, Inc.*	10,316	95,836
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Rezolute, Inc.*	10,222	45,590
Rhythm Pharmaceuticals, Inc.*	8,336	526,752
Rigel Pharmaceuticals, Inc.*	2,674	50,084
Rocket Pharmaceuticals, Inc.*	12,148	29,763
Sage Therapeutics, Inc.*	8,454	77,101
Sana Biotechnology, Inc.* (a)	20,838	56,888
Savara, Inc.*	17,815	40,618
Scholar Rock Holding Corp.*	12,434	440,412
SELLAS Life Sciences Group, Inc.*	14,600	31,974
Sionna Therapeutics, Inc.*	1,881	32,635
Soleno Therapeutics, Inc.*	6,155	515,666
Solid Biosciences, Inc.*	10,070	49,041
SpringWorks Therapeutics, Inc.*	11,144	523,657
Spyre Therapeutics, Inc.*	7,630	114,221
Stoke Therapeutics, Inc.*	6,266	71,119
Syndax Pharmaceuticals, Inc.*	13,038	122,101
Tango Therapeutics, Inc.* (a)	11,710	59,955
Taysha Gene Therapies, Inc.*	25,254	58,337
Tectonic Therapeutic, Inc.*	1,681	33,401
Tevogen Bio Holdings, Inc.* (a)	3,193	3,991
TG Therapeutics, Inc.*	22,249	800,742
Tonix Pharmaceuticals Holding Corp.*	1,155	41,557
Tourmaline Bio, Inc.*	2,911	46,547
Travere Therapeutics, Inc.*	13,510	199,948
TriSalus Life Sciences, Inc.*	2,415	13,162
TuHURA Biosciences, Inc.*	3,913	8,726
Twist Bioscience Corp.*	9,063	333,428
Tyra Biosciences, Inc.*	3,679	35,208
Upstream Bio, Inc.* (a)	5,326	58,480
UroGen Pharma Ltd.* (a)	5,813	79,638
Vanda Pharmaceuticals, Inc.*	8,913	42,069
Vaxcyte, Inc.*	19,264	626,273
Vera Therapeutics, Inc.*	7,878	185,606
Veracyte, Inc.*	12,009	324,603
Verastem, Inc.* (a)	6,177	25,635
Vericel Corp.*	7,719	328,443
Verve Therapeutics, Inc.*	10,503	117,949
Vir Biotechnology, Inc.*	14,077	70,948
Viridian Therapeutics, Inc.*	10,628	148,579
Voyager Therapeutics, Inc.*	7,297	22,694
Xencor, Inc.*	10,775	84,692
Xenon Pharmaceuticals, Inc.*	11,630	364,019
XOMA Royalty Corp.*	1,449	36,515
Y-mAbs Therapeutics, Inc.*	5,810	26,203
Zenas Biopharma, Inc.*	2,436	23,605
Zymeworks, Inc.*	7,498	94,100
		28,092,201
	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Accuray, Inc.*	15,017	20,573
Alphatec Holdings, Inc.*	17,781	197,369
AngioDynamics, Inc.*	6,008	59,599
Anteris Technologies Global Corp.*	3,479	13,185
Artivion, Inc.*	5,849	181,904
AtriCure, Inc.*	7,416	243,022
Avanos Medical, Inc.*	6,959	85,178
Axogen, Inc.*	6,616	71,784
Beta Bionics, Inc.* (a)	1,947	28,348
Bioventus, Inc. "A"*	7,079	46,863
Butterfly Network, Inc.*	29,432	58,864
Ceribell, Inc.*	3,815	71,455
Cerus Corp.*	27,766	39,150
ClearPoint Neuro, Inc.*	3,996	47,712
CONMED Corp.	4,782	249,047
CVRx, Inc.*	2,192	12,889
Delcath Systems, Inc.*	4,624	62,886
Electromed, Inc.*	1,066	23,441
Embecta Corp.	8,732	84,613
Enovis Corp.*	8,779	275,310
Glaukos Corp.*	8,565	884,679
Haemonetics Corp.*	7,726	576,437
ICU Medical, Inc.*	3,707	489,880
Inogen, Inc.*	3,680	25,870
Integer Holdings Corp.*	5,291	650,634
Integra LifeSciences Holdings Corp.*	10,285	126,197
iRadimed Corp.	1,250	74,738
iRhythm Technologies, Inc.*	4,886	752,249
Kestra Medical Technologies Ltd.*	2,023	33,541
KORU Medical Systems, Inc.*	6,492	23,241
Lantheus Holdings, Inc.*	10,334	845,941
LeMaitre Vascular, Inc.	3,201	265,843
LENSAR, Inc.*	1,451	19,110
LivaNova PLC*	8,357	376,232
Lucid Diagnostics, Inc.*	10,564	12,149
Merit Medical Systems, Inc.*	8,973	838,796
Myomo, Inc.*	4,994	10,787
Neogen Corp.*	33,687	161,024
Neuronetics, Inc.*	5,578	19,467
NeuroPace, Inc.*	3,698	41,196
Novocure Ltd.*	15,564	277,039
Omnicell, Inc.*	7,141	209,945
OraSure Technologies, Inc.*	11,592	34,776
Orthofix Medical, Inc.*	5,975	66,621
OrthoPediatrics Corp.*	2,617	56,213
Outset Medical, Inc.*	2,716	52,174
PROCEPT BioRobotics Corp.*	8,049	463,622
Pro-Dex, Inc.*	328	14,314
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Pulmonx Corp.*	5,883	15,237
Pulse Biosciences, Inc.* (a)	2,705	40,819
QuidelOrtho Corp.*	10,394	299,555
RxSight, Inc.*	5,705	74,165
Sanara Medtech, Inc.*	435	12,350
SANUWAVE Health, Inc.*	1,076	35,357
Semler Scientific, Inc.*	1,286	49,820
SI-BONE, Inc.*	5,811	109,363
Sight Sciences, Inc.*	5,608	23,161
STAAR Surgical Co.*	7,664	128,602
Stereotaxis, Inc.*	8,864	18,792
Surmodics, Inc.*	2,144	63,698
Tactile Systems Technology, Inc.*	3,677	37,285
Tandem Diabetes Care, Inc.*	10,243	190,930
TransMedics Group, Inc.*	5,094	682,647
Treace Medical Concepts, Inc.* (a)	7,338	43,148
UFP Technologies, Inc.*	1,154	281,761
Utah Medical Products, Inc.	513	29,200
Varex Imaging Corp.*	6,149	53,312
Zimvie, Inc.*	4,249	39,728
		11,504,837
Health Care Providers & Services 3.2%
AdaptHealth Corp.*	14,191	133,821
Addus HomeCare Corp.*	2,786	320,919
agilon health, Inc.*	47,105	108,341
AirSculpt Technologies, Inc.* (a)	2,042	9,863
Alignment Healthcare, Inc.*	19,561	273,854
AMN Healthcare Services, Inc.*	5,745	118,749
Ardent Health, Inc.*	3,528	48,192
Astrana Health, Inc.*	6,249	155,475
Aveanna Healthcare Holdings, Inc.*	7,096	37,112
BrightSpring Health Services, Inc.*	12,968	305,915
Brookdale Senior Living, Inc.*	35,227	245,180
Castle Biosciences, Inc.*	4,352	88,868
Clover Health Investments Corp.*	61,870	172,617
Community Health Systems, Inc.*	19,767	67,208
Concentra Group Holdings Parent, Inc.	17,956	369,355
CorVel Corp.*	4,468	459,221
Cross Country Healthcare, Inc.*	4,735	61,792
Docgo, Inc.*	16,162	25,374
Enhabit, Inc.*	7,187	69,283
Fulgent Genetics, Inc.*	3,179	63,199
GeneDx Holdings Corp.*	2,878	265,668
Guardant Health, Inc.*	18,298	952,228
HealthEquity, Inc.*	13,077	1,369,946
	Shares	Value ($)
Hims & Hers Health, Inc.* (a)	29,183	1,454,773
Innovage Holding Corp.* (a)	2,744	10,125
LifeStance Health Group, Inc.*	20,744	107,246
Nano-X Imaging Ltd.* (a)	9,837	50,857
National HealthCare Corp.	1,952	208,884
National Research Corp.	1,917	32,206
NeoGenomics, Inc.*	19,773	144,541
Nutex Health, Inc.*	529	65,855
Oncology Institute, Inc.*	9,143	18,743
OPKO Health, Inc.*	55,381	73,103
Option Care Health, Inc.*	25,265	820,607
Owens & Minor, Inc.*	11,285	102,693
PACS Group, Inc.*	6,755	87,275
Pediatrix Medical Group, Inc.*	13,119	188,258
Performant Healthcare, Inc.*	10,970	43,880
Premier, Inc. "A"	14,028	307,634
Privia Health Group, Inc.*	17,649	405,927
Progyny, Inc.*	10,522	231,484
RadNet, Inc.*	10,197	580,311
Select Medical Holdings Corp.	17,165	260,565
Sonida Senior Living, Inc.*	729	18,189
Surgery Partners, Inc.*	11,869	263,848
Talkspace, Inc.*	19,456	54,088
The Ensign Group, Inc.	8,615	1,328,950
The Joint Corp.*	2,304	26,588
The Pennant Group, Inc.*	5,060	151,041
U.S. Physical Therapy, Inc.	2,281	178,374
Viemed Healthcare, Inc.*	5,337	36,879
		12,975,104
Health Care Technology 0.4%
Claritev Corp.*	1,181	53,298
Definitive Healthcare Corp.*	5,418	21,130
Evolent Health, Inc. "A"*	17,984	202,500
Health Catalyst, Inc.*	9,441	35,593
HealthStream, Inc.	3,804	105,257
LifeMD, Inc.*	5,697	77,593
OptimizeRx Corp.*	2,583	34,870
Phreesia, Inc.*	8,657	246,378
Schrodinger, Inc.*	8,472	170,457
Simulations Plus, Inc.	2,375	41,444
Teladoc Health, Inc.*	26,953	234,761
TruBridge, Inc.*	1,543	36,137
Waystar Holding Corp.*	13,976	571,199
		1,830,617
Life Sciences Tools & Services 0.4%
10X Genomics, Inc. "A"*	16,163	187,168
Adaptive Biotechnologies Corp.*	22,888	266,645
Alpha Teknova, Inc.*	1,675	8,224
Atlantic International Corp.*	1,873	3,802
Azenta, Inc.*	6,247	192,283
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
BioLife Solutions, Inc.*	5,817	125,298
Codexis, Inc.*	12,516	30,539
CryoPort, Inc.*	7,509	56,017
Cytek Biosciences, Inc.*	17,869	60,755
Fortrea Holdings, Inc.*	13,974	69,032
Lifecore Biomedical, Inc.*	4,226	34,315
Maravai LifeSciences Holdings, Inc. "A"*	17,413	41,965
MaxCyte, Inc.*	14,327	31,233
Mesa Laboratories, Inc.	808	76,130
Niagen Bioscience, Inc.*	8,000	115,280
OmniAb, Inc.*	14,184	24,680
Pacific Biosciences of California, Inc.* (a)	42,401	52,577
Personalis, Inc.*	7,671	50,322
Quanterix Corp.*	5,588	37,160
Quantum-Si, Inc.* (a)	21,517	42,173
Standard BioTools, Inc.* (a)	45,958	55,150
		1,560,748
Pharmaceuticals 1.6%
Aardvark Therapeutics, Inc.*	857	11,587
Aclaris Therapeutics, Inc.*	13,826	19,633
Alumis, Inc.*	8,661	25,983
Amneal Pharmaceuticals, Inc.*	23,070	186,636
Amphastar Pharmaceuticals, Inc.*	5,655	129,839
Amylyx Pharmaceuticals, Inc.*	10,617	68,055
ANI Pharmaceuticals, Inc.*	2,767	180,547
Aquestive Therapeutics, Inc.* (a)	13,260	43,891
Arvinas, Inc.*	9,757	71,811
Atea Pharmaceuticals, Inc.*	11,799	42,476
Avadel Pharmaceuticals PLC*	13,811	122,227
Axsome Therapeutics, Inc.*	6,200	647,218
BioAge Labs, Inc.*	3,604	14,884
Biote Corp. "A"*	4,281	17,210
Collegium Pharmaceutical, Inc.*	4,796	141,818
CorMedix, Inc.*	9,849	121,340
Edgewise Therapeutics, Inc.*	10,974	143,869
Enliven Therapeutics, Inc.*	4,927	98,836
Esperion Therapeutics, Inc.* (a)	29,757	29,293
Eton Pharmaceuticals, Inc.*	3,939	56,131
Evolus, Inc.*	8,089	74,500
EyePoint Pharmaceuticals, Inc.*	9,474	89,150
Fulcrum Therapeutics, Inc.*	7,799	53,657
Harmony Biosciences Holdings, Inc.*	6,705	211,878
Harrow, Inc.*	4,835	147,661
	Shares	Value ($)
Indivior PLC*	18,580	273,869
Innoviva, Inc.*	9,637	193,607
Journey Medical Corp.*	1,859	13,348
LENZ Therapeutics, Inc.* (a)	2,725	79,870
Ligand Pharmaceuticals, Inc.*	2,922	332,173
Liquidia Corp.*	9,843	122,644
Lyra Therapeutics, Inc.*	1	5
Maze Therapeutics, Inc.* (a)	1,286	15,779
MBX Biosciences, Inc.* (a)	2,608	29,757
MediWound Ltd.* (a)	1,269	24,580
Mind Medicine MindMed, Inc.* (a)	11,016	71,494
Nuvation Bio, Inc.*	38,195	74,480
Ocular Therapeutix, Inc.*	21,523	199,733
Omeros Corp.* (a)	8,726	26,178
Pacira BioSciences, Inc.*	7,088	169,403
Phathom Pharmaceuticals, Inc.*	6,090	58,403
Phibro Animal Health Corp. "A"	3,151	80,477
Prestige Consumer Healthcare, Inc.*	7,583	605,503
Rapport Therapeutics, Inc.* (a)	2,489	28,300
scPharmaceuticals, Inc.* (a)	5,901	22,483
Septerna, Inc.* (a)	3,361	35,526
SIGA Technologies, Inc.	6,290	41,011
Supernus Pharmaceuticals, Inc.*	8,268	260,607
Tarsus Pharmaceuticals, Inc.*	5,939	240,589
Terns Pharmaceuticals, Inc.*	10,931	40,773
Theravance Biopharma, Inc.*	5,650	62,319
Third Harmonic Bio, Inc.*	4,043	21,953
Trevi Therapeutics, Inc.*	11,195	61,237
Tvardi Therapeutics, Inc.*	521	12,155
WaVe Life Sciences Ltd.*	17,155	111,507
Xeris Biopharma Holdings, Inc.*	22,975	107,293
Zevra Therapeutics, Inc.*	8,228	72,489
		6,239,675
Industrials 16.8%
Aerospace & Defense 1.6%
AAR Corp.*	5,473	376,488
AeroVironment, Inc.*	4,328	1,233,264
AerSale Corp.*	5,162	31,024
Archer Aviation, Inc. "A"* (a)	83,531	906,311
Astronics Corp.*	4,638	155,280
Byrna Technologies, Inc.*	2,774	85,661
Cadre Holdings, Inc.	4,361	138,898
Ducommun, Inc.*	2,113	174,597
Eve Holding, Inc.* (a)	7,939	54,461
Intuitive Machines, Inc.*	16,764	182,225
Kratos Defense & Security Solutions, Inc.*	25,223	1,171,608
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Mercury Systems, Inc.*	7,975	429,533
Moog, Inc. "A"	4,312	780,343
National Presto Industries, Inc.	800	78,368
Park Aerospace Corp.	2,903	42,877
Redwire Corp.* (a)	5,141	83,798
Satellogic, Inc. "A"*	10,553	38,202
Triumph Group, Inc.*	11,373	292,855
V2X, Inc.*	2,641	128,221
		6,384,014
Air Freight & Logistics 0.1%
Forward Air Corp.* (a)	3,440	84,417
Hub Group, Inc. "A"	9,163	306,319
Radiant Logistics, Inc.*	5,420	32,954
		423,690
Building Products 1.4%
American Woodmark Corp.*	2,226	118,802
Apogee Enterprises, Inc.	3,317	134,670
AZZ, Inc.	4,554	430,262
CSW Industrials, Inc.	2,499	716,788
Gibraltar Industries, Inc.*	4,594	271,046
Griffon Corp.	6,020	435,667
Insteel Industries, Inc.	2,894	107,686
Janus International Group, Inc.*	20,543	167,220
JELD-WEN Holding, Inc.*	12,529	49,114
Masterbrand, Inc.*	19,490	213,026
Quanex Building Products Corp.	7,275	137,497
Resideo Technologies, Inc.*	22,783	502,593
Tecnoglass, Inc.	3,734	288,862
UFP Industries, Inc.	9,260	920,073
Zurn Elkay Water Solutions Corp.	23,052	843,012
		5,336,318
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	9,488	447,928
ACCO Brands Corp.	13,386	47,922
Acme United Corp.	517	21,430
ACV Auctions, Inc. "A"*	25,734	417,405
BrightView Holdings, Inc.*	8,991	149,700
Casella Waste Systems, Inc. "A"*	9,628	1,110,879
CECO Environmental Corp.*	4,382	124,054
Cimpress PLC*	2,301	108,147
CompX International, Inc.	256	6,802
CoreCivic, Inc.*	16,440	346,391
Deluxe Corp.	6,917	110,049
Driven Brands Holdings, Inc.*	9,262	162,641
Ennis, Inc.	3,940	71,472
Enviri Corp.*	11,633	100,974
Healthcare Services Group, Inc.*	11,038	165,901
HNI Corp.	7,181	353,162
	Shares	Value ($)
Interface, Inc.	8,756	183,263
Liquidity Services, Inc.*	3,567	84,146
MillerKnoll, Inc.	10,349	200,978
Mobile Infrastructure Corp.*	2,200	9,966
Montrose Environmental Group, Inc.*	4,967	108,728
NL Industries, Inc.	1,218	7,795
OPENLANE, Inc.*	16,292	398,339
Perma-Fix Environmental Services, Inc.* (a)	2,746	28,888
Pitney Bowes, Inc.	28,062	306,156
Quad Graphics, Inc.	4,967	28,064
Steelcase, Inc. "A"	12,795	133,452
The Brink's Co.	6,634	592,350
The GEO Group, Inc.*	20,957	501,920
UniFirst Corp.	2,311	434,976
Vestis Corp.	17,680	101,306
Virco Mfg. Corp.	1,655	13,207
VSE Corp.	3,113	407,741
		7,286,132
Construction & Engineering 2.1%
Ameresco, Inc. "A"*	5,009	76,087
Arcosa, Inc.	7,450	645,989
Argan, Inc.	2,033	448,236
Bowman Consulting Group Ltd.*	2,155	61,956
Centuri Holdings, Inc.*	2,646	59,376
Concrete Pumping Holdings, Inc.	3,638	22,374
Construction Partners, Inc. "A"*	7,197	764,897
Dycom Industries, Inc.*	4,290	1,048,433
Fluor Corp.*	25,658	1,315,486
Granite Construction, Inc.	6,718	628,200
Great Lakes Dredge & Dock Corp.*	10,236	124,777
IES Holdings, Inc.*	1,385	410,279
Limbach Holdings, Inc.*	1,628	228,083
Matrix Service Co.*	3,902	52,716
MYR Group, Inc.*	2,364	428,948
NWPX Infrastructure, Inc.*	1,505	61,720
Orion Group Holdings, Inc.*	5,648	51,227
Primoris Services Corp.	8,302	647,058
Southland Holdings, Inc.*	1,694	7,081
Sterling Infrastructure, Inc.*	4,573	1,055,128
Tutor Perini Corp.*	6,826	319,320
		8,457,371
Electrical Equipment 1.6%
Allient, Inc.	2,150	78,067
American Superconductor Corp.*	5,850	214,637
Amprius Technologies, Inc.* (a)	14,235	59,929
Array Technologies, Inc.*	22,943	135,364
Atkore, Inc.	5,224	368,553
Bloom Energy Corp. "A"*	31,381	750,634
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
Complete Solaria, Inc.*	9,191	16,912
EnerSys	6,027	516,936
Enovix Corp.* (a)	25,306	261,664
Eos Energy Enterprises, Inc.*	34,110	174,643
Fluence Energy, Inc.* (a)	11,628	78,024
Hyliion Holdings Corp.* (a)	21,760	28,723
KULR Technology Group, Inc.*	5,054	36,035
LSI Industries, Inc.	4,083	69,452
NANO Nuclear Energy, Inc.* (a)	4,097	141,306
Net Power, Inc.* (a)	5,754	14,212
NEXTracker, Inc. "A"*	21,784	1,184,396
NuScale Power Corp.* (a)	19,422	768,334
Plug Power, Inc.*	139,909	208,464
Powell Industries, Inc.	1,464	308,099
Power Solutions International, Inc.*	1,002	64,809
Preformed Line Products Co.	351	56,093
Shoals Technologies Group, Inc. "A"*	25,140	106,845
SKYX Platforms Corp.*	9,343	9,763
Sunrun, Inc.*	32,155	263,028
T1 Energy, Inc.* (a)	17,899	22,016
Thermon Group Holdings, Inc.*	5,034	141,355
Vicor Corp.*	3,584	162,570
		6,240,863
Ground Transportation 0.4%
ArcBest Corp.	3,522	271,229
Covenant Logistics Group, Inc.	2,574	62,059
FTAI Infrastructure, Inc.	14,697	90,680
Heartland Express, Inc.	7,892	68,187
Hertz Global Holdings, Inc.* (a)	18,211	124,381
Marten Transport Ltd.	8,709	113,130
PAMT Corp.*	1,054	13,565
Proficient Auto Logistics, Inc.*	3,157	22,920
RXO, Inc.*	24,907	391,538
Universal Logistics Holdings, Inc.	1,097	27,842
Werner Enterprises, Inc.	9,199	251,685
		1,437,216
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,679	114,785
Machinery 3.8%
3D Systems Corp.* (a)	19,898	30,643
AirJoule Technologies Corp.*	3,288	15,223
Alamo Group, Inc.	1,587	346,569
Albany International Corp. "A"	4,618	323,860
Astec Industries, Inc.	3,516	146,582
	Shares	Value ($)
Atmus Filtration Technologies, Inc.	12,791	465,848
Blue Bird Corp.*	4,856	209,585
Chart Industries, Inc.*	6,935	1,141,848
Columbus McKinnon Corp.	4,291	65,524
Douglas Dynamics, Inc.	3,531	104,059
Eastern Co.	846	19,306
Energy Recovery, Inc.*	8,362	106,866
Enerpac Tool Group Corp.	8,322	337,540
Enpro, Inc.	3,241	620,814
ESCO Technologies, Inc.	3,986	764,794
Federal Signal Corp.	9,207	979,809
Franklin Electric Co., Inc.	6,122	549,388
Gencor Industries, Inc.*	1,639	22,946
Gorman-Rupp Co.	3,227	118,495
Graham Corp.*	1,596	79,018
Greenbrier Companies, Inc.	4,721	217,402
Helios Technologies, Inc.	5,084	169,653
Hillenbrand, Inc.	10,820	217,157
Hillman Solutions Corp.*	30,432	217,285
Hyster-Yale, Inc.	1,721	68,461
JBT Marel Corp.	8,008	963,042
Kadant, Inc.	1,806	573,315
Kennametal, Inc.	11,853	272,145
L.B. Foster Co. "A"*	1,439	31,471
Lindsay Corp.	1,649	237,868
Luxfer Holdings PLC	3,954	48,160
Mayville Engineering Co., Inc.*	2,088	33,324
Microvast Holdings, Inc.*	30,474	110,621
Miller Industries, Inc.	1,735	77,138
Mueller Water Products, Inc. "A"	23,920	575,037
Omega Flex, Inc.	547	17,712
Palladyne AI Corp.*	3,899	33,765
Park-Ohio Holdings Corp.	1,378	24,611
Proto Labs, Inc.*	3,665	146,747
REV Group, Inc.	7,882	375,104
Richtech Robotics, Inc. "B"*	10,631	20,730
Shyft Group, Inc.	5,297	66,424
SPX Technologies, Inc.*	6,996	1,173,089
Standex International Corp.	1,817	284,324
Tennant Co.	2,891	223,995
Terex Corp.	10,038	468,674
The Manitowoc Co., Inc.*	5,330	64,067
Titan International, Inc.*	7,777	79,870
Trinity Industries, Inc.	12,563	339,327
Wabash National Corp.	6,267	66,618
Watts Water Technologies, Inc. "A"	4,212	1,035,689
Worthington Enterprises, Inc.	4,832	307,509
		14,989,051
Marine Transportation 0.2%
Costamare Bulkers Holdings Ltd.*	1,337	11,592
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Costamare, Inc.	6,689	60,937
Genco Shipping & Trading Ltd.	6,003	78,459
Golden Ocean Group Ltd. (a)	15,651	114,565
Himalaya Shipping Ltd.*	4,674	26,969
Matson, Inc.	4,985	555,080
Pangaea Logistics Solutions Ltd.	4,518	21,234
Safe Bulkers, Inc.	9,344	33,732
		902,568
Passenger Airlines 0.5%
Allegiant Travel Co.*	2,216	121,769
Blade Air Mobility, Inc.*	9,256	37,302
Frontier Group Holdings, Inc.*	12,974	47,096
JetBlue Airways Corp.*	49,321	208,628
Joby Aviation, Inc.* (a)	70,700	745,885
SkyWest, Inc.*	6,209	639,341
Spirit Aviation Holdings, Inc.*	2,461	12,280
Sun Country Airlines Holdings, Inc.*	7,856	92,308
		1,904,609
Professional Services 2.0%
Acuren Corp.*	15,840	174,874
Alight, Inc. "A"	66,100	374,126
Asure Software, Inc.*	3,770	36,795
Barrett Business Services, Inc.	3,878	161,674
BlackSky Technology, Inc.* (a)	4,281	88,103
CBIZ, Inc.*	8,030	575,831
Conduent, Inc.*	23,359	61,668
CRA International, Inc.	999	187,183
CSG Systems International, Inc.	4,267	278,678
Exponent, Inc.	7,779	581,169
First Advantage Corp.*	12,130	201,479
Forrester Research, Inc.*	1,783	17,652
Franklin Covey Co.*	1,743	39,775
Heidrick & Struggles International, Inc.	3,153	144,281
HireQuest, Inc.	827	8,278
Huron Consulting Group, Inc.*	2,613	359,392
IBEX Holdings Ltd.*	1,545	44,960
ICF International, Inc.	2,809	237,950
Innodata, Inc.*	4,645	237,917
Insperity, Inc.	5,527	332,283
Kelly Services, Inc. "A"	4,817	56,407
Kforce, Inc.	2,722	111,956
Korn Ferry	7,914	580,334
Legalzoom.com, Inc.*	16,987	151,354
Maximus, Inc.	8,638	606,388
Mistras Group, Inc.*	2,547	20,402
NV5 Global, Inc.*	8,904	205,593
	Shares	Value ($)
Planet Labs PBC*	33,239	202,758
RCM Technologies, Inc.*	755	17,795
Resolute Holdings Management, Inc.* (a)	639	20,365
Resources Connection, Inc.	5,152	27,666
Skillsoft Corp.*	693	11,067
Spire Global, Inc.* (a)	4,203	50,016
TriNet Group, Inc.	4,586	335,420
TrueBlue, Inc.*	3,857	24,993
TTEC Holdings, Inc.*	3,010	14,478
Upwork, Inc.*	19,132	257,134
Verra Mobility Corp.*	24,479	621,522
Willdan Group, Inc.*	2,128	133,021
WNS Holdings Ltd.*	6,203	392,278
		7,985,015
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc. (a)	3,111	19,662
BlueLinx Holdings, Inc.*	1,233	91,711
Boise Cascade Co.	5,856	508,418
Custom Truck One Source, Inc.*	9,188	45,389
Distribution Solutions Group, Inc.*	1,508	41,425
DNOW, Inc.*	16,518	244,962
DXP Enterprises, Inc.*	1,996	174,949
EVI Industries, Inc.	956	20,869
GATX Corp.	5,505	845,348
Global Industrial Co.	2,112	57,045
GMS, Inc.*	5,883	639,776
Herc Holdings, Inc.	5,010	659,805
Hudson Technologies, Inc.*	5,972	48,493
Karat Packaging, Inc.	1,056	29,737
McGrath RentCorp.	3,764	436,473
MRC Global, Inc.*	12,787	175,310
NPK International, Inc.*	12,310	104,758
Rush Enterprises, Inc. "A"	9,579	493,414
Rush Enterprises, Inc. "B"	1,405	73,734
Titan Machinery, Inc.*	3,258	64,541
Transcat, Inc.*	1,404	120,688
Willis Lease Finance Corp. (a)	549	78,386
Xometry, Inc. "A"*	6,600	223,014
		5,197,907
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	3,256	31,811
Information Technology 14.4%
Communications Equipment 0.8%
ADTRAN Holdings, Inc.*	11,363	101,926
Applied Optoelectronics, Inc.* (a)	8,235	211,557
Aviat Networks, Inc.*	1,788	43,001
BK Technologies Corp.*	416	19,606
Calix, Inc.*	9,059	481,848
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Clearfield, Inc.*	1,881	81,654
CommScope Holding Co., Inc.*	32,590	269,845
Digi International, Inc.*	5,590	194,868
Extreme Networks, Inc.*	20,217	362,895
Harmonic, Inc.*	17,326	164,077
Inseego Corp.*	1,900	15,656
NETGEAR, Inc.*	4,196	121,978
NetScout Systems, Inc.*	10,717	265,889
Ribbon Communications, Inc.*	14,187	56,890
Viasat, Inc.*	17,366	253,544
Viavi Solutions, Inc.*	33,907	341,444
		2,986,678
Electronic Equipment, Instruments & Components 3.5%
908 Devices, Inc.*	3,660	26,096
Advanced Energy Industries, Inc.	5,777	765,453
Aeva Technologies, Inc.*	4,689	177,197
Arlo Technologies, Inc.*	15,216	258,063
Badger Meter, Inc.	4,548	1,114,033
Bel Fuse, Inc. "A" (a)	271	24,349
Bel Fuse, Inc. "B"	1,597	156,011
Belden, Inc.	6,080	704,064
Benchmark Electronics, Inc.	5,459	211,973
Climb Global Solutions, Inc.	623	66,605
CTS Corp.	4,455	189,828
Daktronics, Inc.*	6,251	94,515
ePlus, Inc.*	4,044	291,572
Evolv Technologies Holdings, Inc.*	17,719	110,567
Fabrinet*	5,537	1,631,643
FARO Technologies, Inc.*	2,830	124,294
Frequency Electronics, Inc.	1,010	22,937
Insight Enterprises, Inc.*	4,254	587,414
Itron, Inc.*	6,964	916,671
Kimball Electronics, Inc.*	3,621	69,632
Knowles Corp.*	13,242	233,324
Methode Electronics, Inc.	5,536	52,647
MicroVision, Inc.* (a)	37,487	42,735
Mirion Technologies, Inc.*	32,193	693,115
M-Tron Industries, Inc.*	380	15,960
Napco Security Technologies, Inc.	5,287	156,971
Neonode, Inc.*	1,607	40,979
nLight, Inc.*	7,370	145,042
Novanta, Inc.*	5,532	713,241
OSI Systems, Inc.*	2,460	553,156
Ouster, Inc.*	7,780	188,665
PAR Technology Corp.*	6,147	426,417
PC Connection, Inc.	1,748	114,983
Plexus Corp.*	4,122	557,748
Powerfleet, Inc. NJ*	19,057	82,136
Red Cat Holdings, Inc.*	11,464	83,458
Richardson Electronics Ltd.	1,900	18,335
	Shares	Value ($)
Rogers Corp.*	2,809	192,360
Sanmina Corp.*	8,015	784,107
ScanSource, Inc.*	3,329	139,185
TTM Technologies, Inc.*	15,448	630,587
Vishay Intertechnology, Inc.	18,773	298,115
Vishay Precision Group, Inc.*	1,894	53,221
Vuzix Corp.*	9,804	28,628
		13,788,032
IT Services 0.5%
Applied Digital Corp.* (a)	27,096	272,857
ASGN, Inc.*	6,497	324,395
Backblaze, Inc. "A"*	8,293	45,611
BigBear.ai Holdings, Inc.* (a)	44,335	301,035
BigCommerce Holdings, Inc.Series 1*	10,047	50,235
Couchbase, Inc.*	6,593	160,737
Crexendo, Inc.*	2,236	13,573
CSP, Inc.	1,064	13,768
DigitalOcean Holdings, Inc.*	10,001	285,629
Fastly, Inc. "A"*	20,996	148,232
Grid Dynamics Holdings, Inc.*	10,128	116,978
Information Services Group, Inc.	5,366	25,757
Rackspace Technology, Inc.*	10,639	13,618
The Hackett Group, Inc.	3,946	100,307
TSS, Inc.*	2,796	80,609
Tucows, Inc. "A"*	1,200	23,652
Unisys Corp.*	10,200	46,206
		2,023,199
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc. "A"*	7,741	200,492
Aehr Test Systems* (a)	4,425	57,215
Aeluma, Inc.*	1,485	24,309
Alpha & Omega Semiconductor Ltd.*	3,797	97,431
Ambarella, Inc.*	6,246	412,642
Atomera, Inc.*	4,516	22,761
Axcelis Technologies, Inc.*	4,911	342,248
CEVA, Inc.*	3,485	76,600
Cohu, Inc.*	6,979	134,276
Credo Technology Group Holding Ltd.*	22,462	2,079,756
Diodes, Inc.*	7,047	372,716
FormFactor, Inc.*	11,954	411,337
Ichor Holdings Ltd.*	4,998	98,161
Impinj, Inc.*	3,979	441,947
indie Semiconductor, Inc. "A"* (a)	29,712	105,775
Kopin Corp.*	22,938	35,095
Kulicke & Soffa Industries, Inc.	8,017	277,388
MaxLinear, Inc.*	12,239	173,916
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Navitas Semiconductor Corp.* (a)	20,513	134,360
NVE Corp.	751	55,281
PDF Solutions, Inc.*	4,913	105,040
Penguin Solutions, Inc.*	8,146	161,372
Photronics, Inc.*	9,264	174,441
Power Integrations, Inc.	8,701	486,386
Rambus, Inc.*	16,529	1,058,187
Rigetti Computing, Inc.* (a)	43,380	514,487
Semtech Corp.*	13,366	603,341
Silicon Laboratories, Inc.*	4,947	728,990
SiTime Corp.*	3,234	689,101
SkyWater Technology, Inc.* (a)	4,352	42,824
Synaptics, Inc.*	5,963	386,522
Ultra Clean Holdings, Inc.*	6,767	152,731
Veeco Instruments, Inc.*	8,822	179,263
Wolfspeed, Inc.*	24,232	9,664
		10,846,055
Software 6.3%
8x8, Inc.*	19,767	38,743
A10 Networks, Inc.	11,313	218,907
ACI Worldwide, Inc.*	16,171	742,411
Adeia, Inc.	16,565	234,229
Agilysys, Inc.*	3,966	454,662
Airship AI Holdings, Inc.* (a)	3,055	17,994
Alarm.com Holdings, Inc.*	7,305	413,244
Alkami Technology, Inc.*	10,457	315,174
Amplitude, Inc. "A"*	13,339	165,404
Appian Corp. "A"*	6,146	183,520
Arteris, Inc.*	4,472	42,618
Asana, Inc. "A"*	14,304	193,104
Audioeye, Inc.*	1,160	13,514
Avepoint, Inc.*	20,384	393,615
Bit Digital, Inc.*	27,786	60,851
Bitdeer Technologies Group "A"*	13,757	157,930
Blackbaud, Inc.*	5,903	379,032
BlackLine, Inc.*	8,079	457,433
Blend Labs, Inc. "A"*	32,146	106,082
Box, Inc. "A"*	21,535	735,851
Braze, Inc. "A"*	11,695	328,629
C3.ai, Inc. "A"*	18,544	455,626
Cerence, Inc.*	6,385	65,191
Cipher Mining, Inc.*	40,613	194,130
Cleanspark, Inc.* (a)	42,524	469,040
Clear Secure, Inc. "A"	12,824	355,994
Clearwater Analytics Holdings, Inc. "A"*	37,815	829,283
Commvault Systems, Inc.*	6,783	1,182,480
Consensus Cloud Solutions, Inc.*	2,982	68,765
Core Scientific, Inc.*	42,307	722,180
CoreCard Corp.*	859	24,885
CS Disco, Inc.*	4,022	17,576
Daily Journal Corp.*	194	81,917
	Shares	Value ($)
Digimarc Corp.* (a)	2,398	31,678
Digital Turbine, Inc.*	15,146	89,361
Domo, Inc. "B"*	5,319	74,306
D-Wave Quantum, Inc.* (a)	44,144	646,268
E2open Parent Holdings, Inc.*	27,999	90,437
eGain Corp.*	2,965	18,531
EverCommerce, Inc.*	2,249	23,615
Expensify, Inc. "A"*	9,159	23,722
Five9, Inc.*	11,710	310,081
Freshworks, Inc. "A"*	31,147	464,402
Hut 8 Corp.* (a)	14,444	268,658
I3 Verticals, Inc. "A"*	3,402	93,487
Intapp, Inc.*	8,500	438,770
InterDigital, Inc.	3,971	890,417
Jamf Holding Corp.*	10,322	98,162
Kaltura, Inc.*	12,490	25,105
Life360, Inc.*	2,466	160,907
LiveRamp Holdings, Inc.*	9,906	327,294
MARA Holdings, Inc.* (a)	53,179	833,847
Mercurity Fintech Holding, Inc.*	4,927	18,969
Meridianlink, Inc.*	4,840	78,553
Mitek Systems, Inc.*	6,756	66,884
N-able, Inc.*	11,232	90,979
NCR Voyix Corp.*	21,241	249,157
NextNav, Inc.*	13,491	205,063
Olo, Inc. "A"*	17,701	157,539
ON24, Inc.*	5,678	30,832
OneSpan, Inc.	5,698	95,100
Ooma, Inc.*	3,885	50,117
Pagaya Technologies Ltd. "A"*	6,437	137,237
PagerDuty, Inc.*	12,920	197,418
Porch Group, Inc.*	12,345	145,548
Progress Software Corp.	6,509	415,535
PROS Holdings, Inc.*	6,755	105,783
Q2 Holdings, Inc.*	9,538	892,661
Qualys, Inc.*	5,605	800,786
Rapid7, Inc.*	9,788	226,396
Red Violet, Inc.	1,699	83,591
ReposiTrak, Inc. (a)	1,857	36,490
Rezolve AI PLC*	13,919	42,801
Rimini Street, Inc.*	8,204	30,929
Riot Platforms, Inc.*	50,645	572,288
Sapiens International Corp. NV	4,668	136,539
SEMrush Holdings, Inc. "A"*	7,049	63,793
Silvaco Group, Inc.* (a)	1,082	5,107
SoundHound AI, Inc. "A"* (a)	56,133	602,307
SoundThinking, Inc.*	1,538	20,079
Sprinklr, Inc. "A"*	16,831	142,390
Sprout Social, Inc. "A"*	7,916	165,524
SPS Commerce, Inc.*	5,838	794,493
Synchronoss Technologies, Inc.*	1,661	11,378
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
Telos Corp.*	8,944	28,352
Tenable Holdings, Inc.*	18,302	618,242
Terawulf, Inc.* (a)	40,452	177,180
Varonis Systems, Inc.*	16,914	858,385
Verint Systems, Inc.*	9,576	188,360
Vertex, Inc. "A"*	9,970	352,290
Viant Technology, Inc. "A"*	2,474	32,731
Weave Communications, Inc.*	8,941	74,389
WM Technology, Inc.*	13,563	12,152
Workiva, Inc.*	7,706	527,476
Xperi, Inc.*	6,668	52,744
Yext, Inc.*	15,896	135,116
Zeta Global Holdings Corp. "A"*	28,840	446,732
		25,205,477
Technology Hardware, Storage & Peripherals 0.6%
Composecure, Inc. "A"* (a)	6,738	94,939
Corsair Gaming, Inc.*	7,209	67,981
CPI Card Group, Inc.*	751	17,814
Diebold Nixdorf, Inc.*	3,890	215,506
Eastman Kodak Co.* (a)	9,719	54,912
Immersion Corp.	4,808	37,887
IonQ, Inc.* (a)	36,355	1,562,174
Quantum Computing, Inc.*	17,658	338,504
Turtle Beach Corp.*	2,545	35,197
Xerox Holding Corp. (a)	18,196	95,893
		2,520,807
Materials 3.7%
Chemicals 1.7%
AdvanSix, Inc.	4,007	95,166
American Vanguard Corp.*	4,134	16,205
Arq, Inc.*	4,348	23,349
Asp Isotopes, Inc.* (a)	8,726	64,223
Aspen Aerogels, Inc.*	9,642	57,081
Avient Corp.	14,108	455,829
Balchem Corp.	5,034	801,413
Cabot Corp.	8,319	623,925
Chemours Co.	23,086	264,335
Core Molding Technologies, Inc.*	1,251	20,754
Ecovyst, Inc.*	16,554	136,239
Flotek Industries, Inc.*	2,192	32,354
Ginkgo Bioworks Holdings, Inc.*	5,942	66,848
H.B. Fuller Co.	8,397	505,080
Hawkins, Inc.	2,993	425,305
Ingevity Corp.*	5,542	238,805
Innospec, Inc.	3,848	323,578
Intrepid Potash, Inc.*	1,673	59,776
Koppers Holdings, Inc.	2,884	92,721
Kronos Worldwide, Inc.	3,387	20,999
LSB Industries, Inc.*	8,242	64,288
Mativ Holdings, Inc.	8,388	57,206
	Shares	Value ($)
Minerals Technologies, Inc.	4,905	270,118
Orion SA	8,639	90,623
Perimeter Solutions, Inc.*	21,341	297,067
PureCycle Technologies, Inc.* (a)	19,889	272,479
Quaker Chemical Corp.	2,141	239,664
Rayonier Advanced Materials, Inc.*	9,974	38,400
Sensient Technologies Corp.	6,481	638,508
Solesence, Inc.*	2,884	12,574
Stepan Co.	3,310	180,660
Trinseo PLC	5,184	16,174
Tronox Holdings PLC	18,028	91,402
Valhi, Inc.	368	5,947
		6,599,095
Construction Materials 0.2%
Knife River Corp.*	8,773	716,228
Smith-Midland Corp.* (a)	419	14,062
Titan America SA*	3,743	46,713
United States Lime & Minerals, Inc.	1,662	165,867
		942,870
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	21,427	91,708
Greif, Inc. "A"	3,854	250,471
Greif, Inc. "B"	749	51,688
Myers Industries, Inc.	5,676	82,245
O-I Glass, Inc*	23,613	348,056
Ranpak Holdings Corp.*	6,787	24,230
TriMas Corp.	5,090	145,625
		994,023
Metals & Mining 1.5%
Alpha Metallurgical Resources, Inc.*	1,795	201,902
American Battery Technology Co.*	12,384	20,062
Ascent Industries Co.*	1,212	15,283
Caledonia Mining Corp. PLC	2,557	49,401
Century Aluminum Co.*	7,991	143,998
Coeur Mining, Inc.*	98,161	869,707
Commercial Metals Co.	17,383	850,203
Compass Minerals International, Inc.*	5,394	108,365
Constellium SE*	21,828	290,312
Contango ORE, Inc.*	1,311	25,538
Critical Metals Corp.* (a)	4,896	17,528
Dakota Gold Corp.*	13,175	48,616
Ferroglobe PLC	18,478	67,814
Friedman Industries, Inc.	1,022	16,924
Hecla Mining Co.	91,981	550,966
Idaho Strategic Resources, Inc.*	1,932	25,271
Ivanhoe Electric, Inc.* (a)	13,134	119,125
Kaiser Aluminum Corp.	2,429	194,077
Lifezone Holdings Ltd.* (a)	4,236	17,452
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
MAC Copper Ltd. "A"*	10,956	132,458
Materion Corp.	3,177	252,159
Metallus, Inc.*	5,620	86,604
NioCorp Developments Ltd.*	7,921	18,456
Novagold Resources, Inc.*	38,241	156,406
Olympic Steel, Inc.	1,587	51,720
Perpetua Resources Corp.*	7,063	85,745
Piedmont Lithium, Inc.*	2,902	16,890
Radius Recycling, Inc.	4,255	126,331
Ramaco Resources, Inc. "A"	5,443	71,521
Ramaco Resources, Inc. "B"	1	6
Ryerson Holding Corp.	4,041	87,164
SSR Mining, Inc.*	31,226	397,819
SunCoke Energy, Inc.	12,613	108,346
Tredegar Corp.*	4,170	36,696
U.S. Antimony Corp.*	14,084	30,703
U.S. Gold Corp.*	1,695	20,679
Vox Royalty Corp.	6,237	19,709
Warrior Met Coal, Inc.	7,991	366,228
Worthington Steel, Inc.	5,045	150,492
		5,848,676
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,417	65,839
Magnera Corp.*	5,101	61,620
Sylvamo Corp.	5,230	262,023
		389,482
Real Estate 6.0%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,128	198,412
Alpine Income Property Trust, Inc.	1,903	27,993
American Assets Trust, Inc.	7,967	157,348
Armada Hoffler Properties, Inc.	12,367	84,961
Broadstone Net Lease, Inc.	29,034	465,996
CTO Realty Growth, Inc.	4,512	77,877
Essential Properties Realty Trust, Inc.	30,457	971,883
Gladstone Commercial Corp.	6,969	99,866
Global Net Lease, Inc.	30,596	231,000
Modiv Industrial, Inc.	1,431	20,149
NexPoint Diversified Real Estate Trust	5,573	23,351
One Liberty Properties, Inc.	2,792	66,617
		2,425,453
Health Care REITs 0.9%
American Healthcare REIT, Inc.	24,422	897,264
CareTrust REIT, Inc.	28,950	885,870
Community Healthcare Trust, Inc.	4,240	70,511
Diversified Healthcare Trust	32,722	117,145
Global Medical REIT, Inc.	9,309	64,511
LTC Properties, Inc.	6,981	241,612
	Shares	Value ($)
National Health Investors, Inc.	7,087	496,941
Sabra Health Care REIT, Inc.	36,443	672,009
Sila Realty Trust, Inc.	8,531	201,929
Strawberry Fields REIT, Inc.	1,374	14,482
Universal Health Realty Income Trust	1,991	79,580
		3,741,854
Hotel & Resort REITs 0.7%
Apple Hospitality REIT, Inc.	34,173	398,799
Braemar Hotels & Resorts, Inc.	10,298	25,230
Chatham Lodging Trust	7,432	51,801
DiamondRock Hospitality Co.	32,044	245,457
Pebblebrook Hotel Trust	18,174	181,558
RLJ Lodging Trust	22,820	166,129
Ryman Hospitality Properties, Inc.	9,022	890,201
Service Properties Trust	23,426	55,988
Summit Hotel Properties, Inc.	16,440	83,680
Sunstone Hotel Investors, Inc.	29,410	255,279
Xenia Hotels & Resorts, Inc.	15,591	195,979
		2,550,101
Industrial REITs 0.4%
Industrial Logistics Properties Trust	8,189	37,260
Innovative Industrial Properties, Inc.	4,236	233,912
LXP Industrial Trust	44,589	368,305
Plymouth Industrial REIT, Inc.	6,233	100,102
Terreno Realty Corp.	15,673	878,785
		1,618,364
Office REITs 0.7%
Brandywine Realty Trust	26,368	113,119
City Office REIT, Inc.	6,319	33,743
COPT Defense Properties	17,468	481,767
Douglas Emmett, Inc.	24,836	373,533
Easterly Government Properties, Inc.	6,018	133,600
Empire State Realty Trust, Inc. "A"	21,169	171,257
Franklin Street Properties Corp.	13,550	22,222
Hudson Pacific Properties, Inc. *	48,090	131,767
JBG SMITH Properties (a)	11,309	195,646
NET Lease Office Properties *	2,213	72,033
Paramount Group, Inc. *	28,622	174,594
Peakstone Realty Trust	5,652	74,663
Piedmont Realty Trust, Inc. "A"	18,712	136,411
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Postal Realty Trust, Inc. "A"	3,529	51,982
SL Green Realty Corp.	11,008	681,395
		2,847,732
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	207	2,923
Anywhere Real Estate, Inc.*	15,286	55,335
Compass, Inc. "A"*	69,851	438,664
Cushman & Wakefield PLC*	35,533	393,350
Douglas Elliman, Inc.*	11,207	26,000
eXp World Holdings, Inc. (a)	12,121	110,301
Forestar Group, Inc.*	3,006	60,120
FRP Holdings, Inc.*	1,778	47,811
Kennedy-Wilson Holdings, Inc.	18,478	125,651
Marcus & Millichap, Inc.	3,656	112,276
Maui Land & Pineapple Co., Inc.*	1,228	22,337
Newmark Group, Inc. "A"	20,922	254,202
RE/MAX Holdings, Inc. "A"*	2,855	23,354
Real Brokerage, Inc.*	15,697	70,794
Seaport Entertainment Group, Inc.*	1,145	21,457
Stratus Properties, Inc.*	861	16,256
Tejon Ranch Co.*	3,300	55,968
The RMR Group, Inc. "A"	2,378	38,880
The St. Joe Co.	5,831	278,139
Transcontinental Realty Investors, Inc. *	302	12,868
		2,166,686
Residential REITs 0.4%
Apartment Investment and Management Co. "A"	20,551	177,766
BRT Apartments Corp.	1,764	27,589
Centerspace	2,596	156,253
Clipper Realty, Inc.	2,020	7,413
Elme Communities	13,418	213,346
Independence Realty Trust, Inc.	35,660	630,826
NexPoint Residential Trust, Inc.	3,402	113,355
UMH Properties, Inc.	11,928	200,271
Veris Residential, Inc.	11,948	177,906
		1,704,725
Retail REITs 1.2%
Acadia Realty Trust	20,226	375,597
Alexander's, Inc.	332	74,806
Cbl & Associates Properties, Inc.	2,808	71,295
Curbline Properties Corp.	14,922	340,669
FrontView REIT, Inc.	2,702	32,424
Getty Realty Corp.	7,934	219,296
Inventrust Properties Corp.	11,948	327,375
Kite Realty Group Trust	33,827	766,182
NETSTREIT Corp. (a)	12,559	212,624
	Shares	Value ($)
Phillips Edison & Co., Inc.	19,352	677,901
Saul Centers, Inc.	1,875	64,013
SITE Centers Corp.	7,698	87,064
Tanger, Inc.	17,147	524,355
The Macerich Co.	38,929	629,871
Urban Edge Properties	19,486	363,609
Whitestone REIT	6,907	86,199
		4,853,280
Specialized REITs 0.5%
Farmland Partners, Inc.	6,346	73,042
Four Corners Property Trust, Inc.	15,258	410,593
Gladstone Land Corp.	5,345	54,359
Outfront Media, Inc.	21,374	348,824
PotlatchDeltic Corp.	12,003	460,555
Safehold, Inc.	8,600	133,816
Smartstop Self Storage REIT, Inc.	4,346	157,455
Uniti Group, Inc. *	36,990	159,797
		1,798,441
Utilities 3.1%
Electric Utilities 1.1%
ALLETE, Inc.	8,946	573,170
Genie Energy Ltd. "B"	3,256	87,521
Hawaiian Electric Industries, Inc.*	26,722	284,055
MGE Energy, Inc.	5,657	500,305
Oklo, Inc.*	15,734	880,947
Otter Tail Corp.	5,907	455,371
Portland General Electric Co.	16,919	687,419
TXNM Energy, Inc.	14,219	800,814
		4,269,602
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	18,461	767,978
Chesapeake Utilities Corp.	3,504	421,251
New Jersey Resources Corp.	15,486	694,082
Northwest Natural Holding Co.	6,206	246,502
ONE Gas, Inc.	9,186	660,106
RGC Resources, Inc.	1,291	28,893
Southwest Gas Holdings, Inc.	9,921	738,023
Spire, Inc.	8,851	646,034
		4,202,869
Independent Power & Renewable Electricity Producers 0.2%
Montauk Renewables, Inc.*	10,307	22,882
Ormat Technologies, Inc.	9,357	783,742
		806,624
Multi-Utilities 0.4%
Avista Corp.	12,338	468,227
Black Hills Corp.	11,149	625,459
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Northwestern Energy Group, Inc.	9,460	485,298
Unitil Corp.	2,470	128,810
		1,707,794
Water Utilities 0.4%
American States Water Co.	5,926	454,287
Cadiz, Inc.*	8,362	25,002
California Water Service Group	9,163	416,733
Consolidated Water Co., Ltd.	2,346	70,427
Global Water Resources, Inc.	1,753	17,863
H2O America	4,875	253,354
Middlesex Water Co.	2,670	144,661
Pure Cycle Corp.*	3,223	34,551
York Water Co.	2,190	69,204
		1,486,082
Total Common Stocks (Cost $349,300,285)		390,186,234
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $6,540)		10,287
	Shares	Value ($)
Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b) (Cost $0)	278	0

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.136% (d), 11/28/2025 (e) (Cost $630,934)	642,000	630,963

	Shares	Value ($)
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g) (Cost $16,995,483)	16,995,483	16,995,483
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.37% (f) (Cost $6,709,845)	6,709,845	6,709,845

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $373,643,087)	104.3	414,532,812
Other Assets and Liabilities, Net	(4.3)	(16,961,135)
Net Assets	100.0	397,571,677
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g)
13,956,783	3,038,700 (h)	—	—	—	122,273	—	16,995,483	16,995,483
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.37% (f)
2,894,238	40,656,789	36,841,182	—	—	102,938	—	6,709,845	6,709,845
16,851,021	43,695,489	36,841,182	—	—	225,211	—	23,705,328	23,705,328

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $16,725,546, which is 4.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	9/19/2025	76	8,137,335	8,328,460	191,125
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,284,665	$—	$—	$10,284,665
Consumer Discretionary	39,307,322	—	—	39,307,322
Consumer Staples	8,847,677	—	—	8,847,677
Energy	19,052,696	—	—	19,052,696
Financials	75,474,720	—	621	75,475,341
Health Care	62,203,182	—	—	62,203,182
Industrials	66,691,350	—	—	66,691,350
Information Technology	57,370,248	—	—	57,370,248
Materials	14,774,146	—	—	14,774,146
Real Estate	23,706,636	—	—	23,706,636
Utilities	12,472,971	—	—	12,472,971
Other Investments	—	—	0	0
Rights	—	—	10,287	10,287
Warrants	—	—	0	0
Government & Agency Obligations	—	630,963	—	630,963
Short-Term Investments (a)	23,705,328	—	—	23,705,328
Derivatives (b)
Futures Contracts	191,125	—	—	191,125
Total	$414,082,066	$630,963	$10,908	$414,723,937
During the year ended June 30, 2025, the amount of transfers between Level 1 and Level 3 was $40,535. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $349,937,759) — including $16,725,546 of securities loaned	$390,827,484
Investment in DWS Government & Agency Securities Portfolio (cost $16,995,483)*	16,995,483
Investment in DWS Central Cash Management Government Fund (cost $6,709,845)	6,709,845
Cash	724,757
Receivable for investments sold	393,226
Receivable for Fund shares sold	178,392
Dividends receivable	375,524
Affiliated securities lending income receivable	26,414
Other assets	3,428
Total assets	416,234,553
Liabilities
Payable upon return of securities loaned	16,995,483
Payable for investments purchased	947,482
Payable for Fund shares redeemed	311,725
Payable for variation margin on futures contracts	220,501
Accrued management fee	74,089
Accrued Trustees' fees	2,653
Other accrued expenses and payables	110,943
Total liabilities	18,662,876
Net assets, at value	$397,571,677
Net Assets Consist of
Distributable earnings (loss)	48,791,505
Paid-in capital	348,780,172
Net assets, at value	$397,571,677
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($365,130,884 ÷ 27,914,430 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.08
Class B
Net Asset Value, offering and redemption price per share ($32,440,793 ÷ 2,474,437 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.11

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $5,235)	$2,850,570
Interest	9,092
Income distributions — DWS Central Cash Management Government Fund	102,938
Affiliated securities lending income	122,273
Total income	3,084,873
Expenses:
Management fee	545,156
Administration fee	188,858
Services to shareholders	1,792
Record keeping fee (Class B)	4,865
Distribution service fee (Class B)	38,193
Custodian fee	13,113
Professional fees	35,470
Reports to shareholders	15,774
Trustees' fees and expenses	8,697
Other	33,247
Total expenses before expense reductions	885,165
Expense reductions	(82,540)
Total expenses after expense reductions	802,625
Net investment income	2,282,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,007,708
Futures	(18,356)
12,989,352
Change in net unrealized appreciation (depreciation) on:
Investments	(23,163,395)
Futures	281,670
(22,881,725)
Net gain (loss)	(9,892,373)
Net increase (decrease) in net assets resulting from operations	$(7,610,125)
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$2,282,248	$4,059,848
Net realized gain (loss)	12,989,352	24,825,347
Change in net unrealized appreciation (depreciation)	(22,881,725)	14,670,868
Net increase (decrease) in net assets resulting from operations	(7,610,125)	43,556,063
Distributions to shareholders:
Class A	(27,689,988)	(14,517,748)
Class B	(2,238,398)	(1,179,476)
Total distributions	(29,928,386)	(15,697,224)
Fund share transactions:
Class A
Proceeds from shares sold	27,974,581	74,600,875
Reinvestment of distributions	27,689,988	14,517,748
Payments for shares redeemed	(45,929,346)	(84,690,525)
Net increase (decrease) in net assets from Class A share transactions	9,735,223	4,428,098
Class B
Proceeds from shares sold	2,067,790	1,161,198
Reinvestment of distributions	2,238,398	1,179,476
Payments for shares redeemed	(1,251,804)	(5,735,882)
Net increase (decrease) in net assets from Class B share transactions	3,054,384	(3,395,208)
Increase (decrease) in net assets	(24,748,904)	28,891,729
Net assets at beginning of period	422,320,581	393,428,852
Net assets at end of period	$397,571,677	$422,320,581

Other Information
Class A
Shares outstanding at beginning of period	26,867,617	26,423,969
Shares sold	2,128,894	5,340,257
Shares issued to shareholders in reinvestment of distributions	2,356,595	1,134,199
Shares redeemed	(3,438,676)	(6,030,808)
Net increase (decrease) in Class A shares	1,046,813	443,648
Shares outstanding at end of period	27,914,430	26,867,617
Class B
Shares outstanding at beginning of period	2,217,863	2,450,375
Shares sold	159,387	84,403
Shares issued to shareholders in reinvestment of distributions	190,017	91,931
Shares redeemed	(92,830)	(408,846)
Net increase (decrease) in Class B shares	256,574	(232,512)
Shares outstanding at end of period	2,474,437	2,217,863
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.52	$13.63	$12.12	$18.63	$17.39	$16.97
Income (loss) from investment operations:
Net investment income[a]	.08	.14	.16	.15	.13	.14
Net realized and unrealized gain (loss)	(.47 )	1.31	1.79	(3.83)	2.41	2.03
Total from investment operations	(.39 )	1.45	1.95	(3.68)	2.54	2.17
Less distributions from:
Net investment income	(.20 )	(.17 )	(.14 )	(.14 )	(.16 )	(.17 )
Net realized gains	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)
Total distributions	(1.05)	(.56 )	(.44 )	(2.83)	(1.30)	(1.75)
Net asset value, end of period	$13.08	$14.52	$13.63	$12.12	$18.63	$17.39
Total Return (%)[b]	(1.91)*	11.15	16.76	(20.64)	14.50	19.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	365	390	360	330	426	387
Ratio of expenses before expense reductions (%)[c]	.43 **	.42	.42	.42	.47	.50
Ratio of expenses after expense reductions (%)[c]	.39 **	.38	.37	.39	.39	.39
Ratio of net investment income (%)	1.20 **	1.02	1.26	1.08	.69	.99
Portfolio turnover rate (%)	11 *	20	14	18	26	23

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.52	$13.62	$12.12	$18.63	$17.39	$16.97
Income (loss) from investment operations:
Net investment income[a]	.06	.10	.12	.11	.08	.10
Net realized and unrealized gain (loss)	(.47 )	1.32	1.79	(3.83)	2.41	2.04
Total from investment operations	(.41 )	1.42	1.91	(3.72)	2.49	2.14
Less distributions from:
Net investment income	(.15 )	(.13 )	(.11 )	(.10 )	(.11 )	(.14 )
Net realized gains	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)	(1.58)
Total distributions	(1.00)	(.52 )	(.41 )	(2.79)	(1.25)	(1.72)
Net asset value, end of period	$13.11	$14.52	$13.62	$12.12	$18.63	$17.39
Total Return (%)[b]	(2.05)*	10.89	16.33	(20.89)	14.18	19.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	32	33	33	43	37
Ratio of expenses before expense reductions (%)[c]	.71 **	.72	.73	.72	.76	.79
Ratio of expenses after expense reductions (%)[c]	.67 **	.68	.67	.67	.67	.66
Ratio of net investment income (%)	.93 **	.72	.95	.79	.42	.71
Portfolio turnover rate (%)	11 *	20	14	18	26	23

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Small Cap Index VIP	| 33

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

34 |	DWS Small Cap Index VIP

As of June 30, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$16,995,439	$—	$—	$—	$16,995,439
Rights	44	—	—	—	44
Total Borrowings	$16,995,483	$—	$—	$—	$16,995,483
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$16,995,483
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $381,238,647. The net unrealized appreciation for all investments based on tax cost was $33,294,165. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $103,828,468 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $70,534,303.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

DWS Small Cap Index VIP	| 35

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2025, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,375,000 to $8,328,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$191,125
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$(18,356)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$281,670
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

36 |	DWS Small Cap Index VIP

C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $41,075,852 and $58,912,775, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.38%
Class B	.68%
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$76,130
Class B	6,410
$82,540
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $188,858, of which $31,245 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2025, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2025
Class B	$38,193	$6,511
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class A	$853	$272
Class B	163	52
	$1,016	$324

DWS Small Cap Index VIP	| 37

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $760, of which $740 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2025, four Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 35%, 16%, 14% and 10%, respectively. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 40%, 24% and 19%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

38 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

DWS Small Cap Index VIP	| 39

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

40 |	DWS Small Cap Index VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
vit-scif-BFE2024

DWS Small Cap Index VIP	| 41

vit-scif-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2025